UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-4386
Van Kampen Tax Free Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 9/30
Date of reporting period: 12/31/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 100.2%
	California 100.2%
$1,925	Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (FSA Insd)	*	09/01/20	$1,054,842
2,365	Apple Valley, CA Pub Fin Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,008,216
1,430	Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250	07/01/17	1,487,028
2,735	Bay Area Govt Assn CA Lease West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/29	2,482,450
1,250	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	1,143,700
1,000	Bonita, CA Uni Sch Dist Election 2004, Ser A (MBIA Insd)	5.000	08/01/28	920,210
1,070	Bonita, CA Uni Sch Dist Election 2004, Ser A (MBIA Insd)	5.250	08/01/24	1,089,099
1,850	Brea & Olinda, CA Uni Sch Dist Rfdg, Ser A (FSA Insd)	5.500	08/01/18	1,963,146
1,745	Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625	10/01/32	1,400,554
2,165	California Ed Fac Auth Rev Univ Pacific (MBIA Insd)	5.875	11/01/20	2,190,937
1,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/38	1,011,740
10,000	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (b)	5.000	11/15/42	8,031,000

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	California Mobilehome Pk Fin Auth Rev Union City Tropics Rfdg, Ser A	4.500%	12/15/36	$1,046,040
1,050	California Spl Dist Assn Fin Corp Ctf Partn Pgm, Ser DD (FSA Insd)	5.625	01/01/27	1,007,013
945	California St (FGIC Insd)	6.250	09/01/12	1,009,137
1,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	624,900
1,000	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	784,360
1,900	California Statewide Cmnty Dev Auth Wtr Rev, Ser A (FSA Insd)	5.000	10/01/26	1,841,176
2,000	Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (MBIA Insd)	7.000	08/01/12	2,259,780
3,000	Castaic Lake Wtr Agy CA Rev Ctf Partn, Ser A (MBIA Insd)	5.250	08/01/23	3,015,960
100	Cerritos, CA Cmnty College Election 2004, Ser A (MBIA Insd)	5.000	08/01/26	98,844
125	Cerritos, CA Cmnty College Election 2004, Ser A (MBIA Insd)	5.000	08/01/28	120,755
1,160	Coachella, CA Fin Auth Tax Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250	12/01/30	906,586
3,400	Contra Costa, CA Cmnty College Election 2002 (MBIA Insd)	5.000	08/01/29	3,268,862

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$950	Corona, CA Redev Agy Tax Alloc Temescal Canyon Proj Area, Ser A (AGL Insd)	4.375%	11/01/26	$689,605
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.750	09/01/38	1,485,940
2,400	Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg (AMBAC Insd)	5.000	09/01/34	2,207,112
1,200	Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000	09/01/32	1,062,708
2,330	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (MBIA-IBC Insd)	5.000	04/01/42	1,776,066
1,480	Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (MBIA Insd)	5.000	09/01/21	1,305,168
1,735	Fortuna, CA Pub Fin Auth Rev Escrow (AGL Insd)	5.000	11/01/38	1,349,830
650	Fresno, CA Jt Pwrs Fin Auth, Ser A (FSA Insd)	5.000	06/01/17	677,475
590	Fresno, CA Uni Sch Dist Rfdg, Ser C (MBIA Insd)	5.900	08/01/17	652,050
630	Fresno, CA Uni Sch Dist Rfdg, Ser C (MBIA Insd)	5.900	08/01/18	690,619
675	Fresno, CA Uni Sch Dist Rfdg, Ser C (MBIA Insd)	5.900	08/01/19	731,585
720	Fresno, CA Uni Sch Dist Rfdg, Ser C (MBIA Insd)	5.900	08/01/20	765,468
1,000	Gilroy, CA Uni Sch Dist Ctf Partn Sch Fac Proj (AGL Insd)	5.000	04/01/39	859,630

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Glendale, CA Redev Agy Tax Ctr Glendale Redev Proj (MBIA Insd)	5.250%	12/01/20	$1,750,820
2,425	Glendora, CA Pub Fin Auth Tax Alloc Proj No 1, Ser A (MBIA Insd)	5.000	09/01/24	2,031,713
6,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,439,080
2,000	Golden Vly Uni Sch Dist CA Election 2006, Ser A (FSA Insd)	5.000	08/01/41	1,843,460
2,230	Hanford, CA High Sch Dist Election 1998, Ser C (MBIA Insd)	5.700	08/01/28	2,360,054
2,275	Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000	12/01/25	1,875,920
3,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	2,309,610
2,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)	5.250	11/01/23	2,020,660
1,950	Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd)	5.000	07/01/19	1,980,050
2,000	Indio, CA Redev Agy Tax Alloc Sub-merged Redev Proj Area, Ser A	5.625	08/15/35	1,650,200
2,000	Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250	05/01/23	1,980,600

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,715	Irvine, CA Pub Fac & Infrastructure, Ser B (AMBAC Insd)	5.000%	09/02/23	$1,409,593
2,000	La Canada, CA Uni Sch Dist Election 2004, Ser A (MBIA Insd)	5.500	08/01/28	2,019,020
2,000	La Quinta, CA Fin Auth Loc, Ser A (AMBAC Insd)	5.250	09/01/24	1,732,480
2,000	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	1,729,360
1,000	Lodi, CA Wastewater Sys Rev, Ser A (FSA Insd)	5.000	10/01/37	909,370
1,545	Long Beach, CA Bd Fin Auth Pub Lease Safety Fac Proj (AMBAC Insd)	5.250	11/01/20	1,475,769
2,000	Long Beach, CA Cmnty College Dist 2002 Election, Ser B (MBIA Insd)	5.000	05/01/25	1,971,340
1,975	Los Angeles, CA Ctf Partn Real Ppty Pgm, Ser T (MBIA Insd)	5.000	02/01/19	2,027,022
2,000	Los Angeles, CA Dept Wtr & Pwr Sys, Ser C (MBIA Insd)	5.000	07/01/26	1,938,760
1,115	Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (MBIA Insd)	6.100	07/01/25	1,115,045
1,375	Los Angeles, CA Spl Assmt Landscaping & Dist No 96, Ser 1 (AMBAC Insd)	5.000	03/01/21	1,387,719
1,000	Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750	03/01/23	815,740

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Los Angeles Cnty, CA Metro Tran Auth Sales Tax Rev Prop A First Tier Sr Rfdg, Ser C (AMBAC Insd)	5.000%	07/01/23	$1,001,720
1,265	Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Partn Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	477,259
1,000	Lynwood, CA Uni Sch Dist 2002 Election, Ser A (FSA Insd)	5.000	08/01/27	957,920
1,105	Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000	12/01/20	1,031,716
2,000	Montclair, CA Redev Agy Tax Redev Proj No V Rfdg (MBIA Insd)	5.000	10/01/20	1,794,980
1,000	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	5.500	03/01/18	812,150
1,000	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (c)	6.500	03/01/28	741,760
1,570	Mountain View, CA Shoreline Tax Alloc, Ser A (MBIA Insd)	5.250	08/01/16	1,650,745
2,415	Oak Grove, CA Sch Dist 1995 Election (MBIA Insd)	5.250	08/01/25	2,424,708
1,300	Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200	04/01/23	1,083,251
1,145	Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000	10/01/25	1,117,005
1,200	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 4 Rfdg, Ser A (MBIA Insd)	5.000	10/01/29	943,104

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,340	Palm Springs, CA Fin Lease Rev Convention Ctr Proj Rfdg, Ser A (MBIA Insd)	5.250%	11/01/19	$1,381,178
1,045	Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (MBIA Insd)	5.000	09/01/30	857,255
2,020	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (MBIA Insd)	5.000	02/01/15	2,076,944
1,110	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (MBIA Insd)	5.000	02/01/16	1,141,291
1,000	Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125	02/01/33	608,730
1,430	Pomona, CA Pub Fin Auth Rev Swr Proj, Ser BA (AMBAC Insd)	4.500	12/01/46	1,079,707
1,360	Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (MBIA Insd)	6.000	04/01/19	1,371,764
1,055	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd)	5.375	06/15/20	984,906
3,000	Rancho Cucamonga, CA Redev Agy Rancho Redev Proj (MBIA Insd)	5.375	09/01/25	2,602,860
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (MBIA Insd)	5.000	09/01/34	745,470
1,000	Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (MBIA Insd)	4.875	07/01/22	798,030

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,300	Rancho Mirage, CA Jt Pwr Fin Auth Rev Eisenhower Med Ctr, Ser A	5.000%	07/01/47	$896,987
775	Redding, CA Elec Sys Rev Ctf Partn Reg Ribs (MBIA Insd) (d)(e)	8.406	07/01/22	943,601
1,400	Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (MBIA Insd)	5.000	09/01/23	1,403,374
3,775	Riverside Cnty, CA Ctf Partn Historic Courthouse Proj, Ser B (MBIA Insd)	5.000	11/01/27	3,584,778
6,375	Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (MBIA Insd)	4.375	08/01/30	4,342,841
70	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	64,567
2,000	Sacramento Cnty, CA Pub Fin Auth Tax Alloc Rev Mather/McClellan Merged Proj, Ser A (AGL Insd)	5.000	12/01/38	1,555,680
2,000	Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (MBIA Insd)	5.000	12/01/29	1,897,960
2,535	San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250	10/01/27	1,943,356
2,000	San Francisco, CA City & Cnty Second, Ser Issue 26B (MBIA Insd)	5.000	05/01/22	2,001,080
1,000	San Leandro, CA Jt Proj Area Fin (MBIA Insd)	5.100	12/01/26	1,003,830

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,340	Sanger, CA Uni Sch Dist Ctf Cap Impt Prog (FSA Insd)	5.000%	03/01/25	$1,207,313
775	Santa Fe Springs, CA Cmnty Dev Commn Tax Alloc (MBIA Insd)	5.375	09/01/20	722,207
800	Santa Fe Springs, CA Cmnty Dev Commn Tax Alloc (MBIA Insd)	5.375	09/01/21	731,952
2,450	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.250	02/01/23	2,156,711
1,460	Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (FSA Insd) (f)	5.000	11/01/36	1,333,637
1,000	Shasta, CA Jt Pwr Fin Auth Cnty Admin Bldg Proj, Ser A (MBIA Insd)	5.250	04/01/22	928,130
1,000	South Gate, CA Pub Fin Auth South Gate Redev Proj No 1 (Syncora Gtd)	5.750	09/01/22	937,380
1,475	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/33	1,110,749
2,365	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375	12/01/22	1,861,870
1,250	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100	12/01/37	934,538
2,000	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.150	12/01/43	1,477,960
2,150	Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (MBIA Insd)	5.125	08/01/27	1,774,116
5,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	2,546,050
2,500	Turlock, CA Pub Fin Auth Tax Alloc Rev (FSA Insd)	5.000	09/01/36	1,963,975

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,555	University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500%	05/15/47	$2,851,359
1,340	Vallejo City, CA Uni Sch Dist Rfdg, Ser A (MBIA Insd)	5.900	02/01/20	1,397,767
3,170	Washington, CA Uni Sch Dist New High Sch Proj (AMBAC Insd)	5.125	08/01/37	2,387,929
3,655	Woodland, CA Fin Auth Wastewater Rev Second Sr Lien (MBIA Insd)	5.000	03/01/30	3,432,155

Total Investments 100.2% (Cost $201,291,102)				173,871,281

Liability for Floating Rate Note Obligations Related to Securities Held (2.9%) (Cost ($5,000,000)) (5,000) Note with an interest rate of 1.30% at December 31, 2008 and a contractual maturity of collateral at 2042 (a)				(5,000,000)

Total Net Investments 97.3% (Cost $196,291,102)				168,871,281

Other Assets in Excess of Liabilities 2.7%				4,704,105

Net Assets 100.0%				$173,575,386

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2008.

(b)	Underlying security related to Inverse Floaters entered into by the Fund.

(c)	144A-Private Placement security which is exempt from registration under Rule 144A of the

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued
Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)	Inverse Floating Rate

(e)	Escrowed to Maturity

(f)	Security has been deemed illiquid.

AGL - Assured Guaranty Ltd.

AMBAC - AMBAC Indemnity Corp.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

MBIA - Municipal Bond Investors Assurance Corp.

MBIA-IBC - MBIA Insured Bond Certificates

Radian - Radian Asset Assurance

Syncora Gtd. - Syncora Guaranteed Limited
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

- Level 1 —	quoted prices in active markets for identical investments

- Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Van Kampen California Insured Tax Free Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	173,871,281
Level 3 - Significant Unobservable Inputs	-0-

Total	$173,871,281

Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 100.0%
	Alabama 1.0%
$4,485	Alabama St Brd Ed Rev Athens St Univ (MBIA Insd)	5.000%	09/01/27	$4,170,601
1,095	Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (FGIC Insd)	5.000	01/01/21	1,107,538
3,670	Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250	10/01/30	2,689,303

				7,967,442

	Alaska 2.1%
6,525	Alaska St Intl Arpt Rev Rfdg, Ser B (MBIA Insd)	5.000	10/01/24	6,098,787
9,570	Alaska St Intl Arpt Rev Rfdg, Ser D (MBIA Insd)	5.000	10/01/24	8,944,888
1,215	Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)	6.000	09/01/19	1,251,778
210	Anchorage, AK Wtr Rev Rfdg (AMBAC Insd) (Prerefunded @ 9/01/09)	6.000	09/01/19	219,551

				16,515,004

	Arizona 1.7%
5,000	Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500	01/01/38	4,893,650
885	Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250	09/01/24	871,017
2,800	Goodyear, AZ McDowell Rd Coml Corridor Dist (AMBAC Insd)	5.250	01/01/32	2,215,696

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$4,500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Rfdg, Ser A (FGIC Insd)	4.800%	08/01/40	$3,284,190
1,900	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.000	07/01/26	1,203,460
1,750	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.250	07/01/31	1,057,000
180	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Elec Pwr Co Rfdg, Ser A (FSA Insd)	7.250	07/15/10	181,053

				13,706,066

	Arkansas 0.5%
4,290	Little Rock, AR Sch Dist Rfdg, Ser B (FSA Insd)	5.500	02/01/25	4,302,269

	California 19.1%
3,780	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	2,722,394
2,205	Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000	10/01/30	1,710,727
2,675	California Ed Fac Auth Rev Occidental College, Ser A (MBIA Insd)	5.000	10/01/36	2,443,746
2,000	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	1,681,900
10,935	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	7,996,273
3,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,138,275

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450%	08/01/28	$3,462,680
4,900	California Hsg Fin Agy Rev, Ser J (AMT)	5.050	08/01/27	3,967,138
12,085	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	8,663,253
4,250	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150	12/01/27	3,428,347
3,320	California Stwide Cmnty Dev Auth Rev Mtg Ridgecrest Rgl, Ser A (MBIA Insd)	5.000	02/01/37	2,319,452
2,980	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (FSA Insd)	5.000	10/01/29	2,803,733
4,000	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (FSA Insd)	5.250	10/01/34	3,812,560
1,095	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (FSA Insd)	5.000	10/01/29	1,030,231
3,920	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (FSA Insd)	5.250	10/01/24	3,940,894
4,615	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (FSA Insd)	5.000	10/01/26	4,472,119
7,430	Capistrano, CA Uni Sch Dist (FGIC Insd)	5.000	09/01/25	5,884,857
7,995	Capistrano, CA Uni Sch Dist (FGIC Insd)	5.000	09/01/26	6,261,524
5,600	Capistrano, CA Uni Sch Dist (FGIC Insd)	5.000	09/01/27	4,323,816

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	Capistrano, CA Uni Sch Dist (FGIC Insd)	5.000%	09/01/29	$2,252,430
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250	09/01/28	1,474,280
425	Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700	08/01/21	527,680
5,500	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750	06/01/47	3,152,490
265	Golden West Sch Fin Auth CA Rev Rfdg, Ser A (MBIA Insd)	5.750	08/01/19	286,351
7,000	Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250	09/01/36	5,402,040
3,360	Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250	07/01/30	2,719,315
10,000	Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250	09/01/36	7,450,100
5,000	Palm Springs, CA Fin Lease Rev Convention Ctr Proj, Ser A (MBIA Insd)	5.500	11/01/29	4,224,550
4,000	Port Oakland, CA Rfdg Inter Lien, Ser A (MBIA Insd) (AMT)	5.000	11/01/29	2,999,800
10,000	Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000	09/01/35	7,411,500
2,390	San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (FSA Insd) (AMT)	5.000	05/01/30	1,830,597

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,140	San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000%	10/01/31	$3,941,917
2,785	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.000	02/01/27	2,258,412
5,380	South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000	08/15/27	4,137,274
2,000	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000	10/01/35	1,481,740
10,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	5,092,100
4,010	University CA Regt, Ser A (BHAC Insd)	4.500	05/15/47	3,216,301
2,000	Vallecitos Wtr Dist Wtr, Ser A (FSA Insd)	5.000	07/01/35	1,869,280
700	Vallejo City, CA Uni Sch Rfdg, Ser A (MBIA Insd)	5.900	08/01/25	686,196
11,000	Vernon, CA Nat Gas Fin Auth Rev Vernon Gas Proj, Ser C (MBIA Insd) (b)(c)	9.000	08/01/21	11,000,000
4,440	Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000	08/01/30	3,448,282

				150,926,554

	Colorado 3.0%
2,965	Arkansas River Pwr Auth CO Pwr Rev Impt (Syncora Gtd)	5.000	10/01/43	2,103,608

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$3,745	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250%	02/15/34	$3,441,655
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250	09/15/32	2,045,400
1,000	Colorado Ed & Cultural Fac Auth Rev Charter Sch Woodrow Wilson Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	12/01/34	884,050
1,070	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000	06/01/37	922,254
1,500	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	904,605
1,600	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	1,350,752
3,375	Colorado Springs, CO Hosp Rev Conv (FSA Insd)	5.250	12/15/20	3,280,399
3,530	Colorado Springs, CO Hosp Rev Conv (FSA Insd)	5.250	12/15/21	3,383,576
2,000	Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600	12/01/34	1,537,740
6,180	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,262,161

				24,116,200

	Florida 9.1%
140	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	138,566

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,500	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800%	07/01/28	$2,272,225
1,495	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000	07/01/39	1,322,911
3,255	Florida Hsg Fin Corp Rev, Ser 6 (AMT) (a)	4.625	07/01/31	2,311,083
110	Florida Hsg Fin Corp Rev, Ser 6 (AMT)	4.700	07/01/37	77,377
1,000	Florida Intergovnmtl Fin, Ser C1 (AMBAC Insd)	5.125	02/01/31	932,990
575	Florida Muni Ln Council Rev, Ser B (MBIA Insd)	5.750	11/01/14	607,401
1,185	Florida St Brd Ed Cap Outlay Pub Ed, Ser C (FGIC Insd)	5.000	06/01/23	1,194,942
2,750	Florida St Brd Ed Lottery Rev, Ser B (FGIC Insd)	5.250	07/01/13	2,775,987
750	Florida St Brd of Regt Hsg Rev (MBIA Insd)	5.750	07/01/14	785,025
1,900	Fort Myers, FL Impt Rev Rfdg (MBIA Insd)	4.450	12/01/35	1,498,454
1,340	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.150	12/01/20	1,325,220
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.650	12/01/20	493,030
2,500	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375	10/01/33	1,972,475
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd)	5.000	12/01/34	807,912

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)	6.100%	10/01/18	$1,000,430
1,000	Key West, FL Util Brd Elec Rev Cap Apprec, Ser D (AMBAC Insd) (d)	*	10/01/13	863,210
16,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	11,339,069
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250	05/01/26	4,850,200
4,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	4,001,080
1,000	Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125	04/01/20	982,740
2,200	Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250	11/15/17	2,109,932
750	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (FSA Insd)	5.500	01/01/16	789,458
985	Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (MBIA Insd)	5.000	10/01/18	996,042
3,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd)	5.350	03/15/42	2,875,350
5,000	Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	3,291,450
535	Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg (MBIA Insd)	5.250	09/01/12	565,821

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (FSA Insd)	5.000%	07/01/21	$1,003,500
2,125	Santa Rosa Bay Brdg Auth FL Rev Cap Apprec (MBIA Insd)	*	07/01/18	1,128,928
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	262,710
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.750	10/01/22	326,715
4,000	Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)	5.200	10/01/22	3,701,080
7,580	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (MBIA Insd)	6.625	12/01/13	7,587,353
1,000	Village Ctr Cmnty Dev Dist FL, Ser A (MBIA Insd)	5.200	11/01/25	947,290
3,735	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/19	3,761,294
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/22	1,000,250

				71,899,500

	Georgia 5.6%
1,370	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/21	1,217,163
1,000	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/22	874,530
4,390	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/25	4,144,862

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$11,355	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000%	07/01/36	$9,931,197
14,530	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400	01/01/13	15,699,084
160	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd) (Prerefunded @ 1/01/11)	6.400	01/01/13	175,406
9,445	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (MBIA Insd)	6.500	01/01/17	10,411,601
145	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (MBIA Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	174,255
860	Georgia Muni Elec Auth Pwr Rev, Ser Y (AMBAC Insd) (d)	6.400	01/01/13	955,701
410	Georgia Muni Elec Auth Pwr Rev, Ser Y (MBIA Insd)	6.500	01/01/17	489,852

				44,073,651

	Idaho 1.0%
1,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625	07/01/28	887,410
1,290	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser B (AMT)	5.375	07/01/28	1,106,704
3,800	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700	07/01/28	3,370,866
3,265	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser B (AMT)	5.400	07/01/28	2,778,384

				8,143,364

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois 14.5%
$3,755	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125%	11/01/37	$2,547,242
1,500	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (FGIC Insd)	*	12/01/19	846,135
1,020	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (FGIC Insd)	*	12/01/25	370,311
2,845	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (FGIC Insd)	*	12/01/19	1,604,836
5,925	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/21	5,931,103
6,220	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/22	6,097,777
1,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (AGL Insd)	5.000	01/01/29	942,120
6,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/24	6,063,000
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/26	3,866,179
9,170	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lein Rfdg, Ser A-2 (FSA Insd) (a)	5.750	01/01/20	8,509,852
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser E (AGL Insd)	5.000	01/01/34	4,586,400

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,840	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser E (AGL Insd)	5.250%	01/01/21	$2,913,982
3,120	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser E (AGL Insd)	5.250	01/01/23	3,158,251
1,430	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser E (AGL Insd)	5.250	01/01/24	1,441,240
615	Chicago, IL Pk Dist, Ser C (FGIC Insd)	5.500	01/01/19	645,252
145	Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625	01/01/39	145,434
3,230	Chicago, IL Proj Rfdg, Ser A (FGIC Insd)	5.375	01/01/34	3,175,510
50	Chicago, IL Proj Rfdg, Ser A (MBIA Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	54,416
4,200	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/24	4,266,234
4,400	Chicago, IL, Ser A (AGL Insd)	5.250	01/01/25	4,447,168
4,790	Chicago, IL Single Family Mtg Rev Coll, Ser I (GNMA Collateralized) (AMT)	5.300	06/01/43	4,214,960
345	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (FSA Insd)	8.100	12/01/16	445,864
290	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (FSA Insd)	8.200	12/01/14	364,043
2,605	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (FGIC Insd)	*	12/01/17	1,706,119

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,995	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (FGIC Insd)	*	12/01/18	$1,831,233
4,210	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (FGIC Insd)	*	12/01/19	2,395,111
4,050	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (FGIC Insd)	*	12/01/20	2,137,347
3,000	Du Page Cnty, IL Cmnty High Sch (FSA Insd)	5.600%	01/01/22	3,108,030
540	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/20	564,835
340	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/21	346,899
3,000	Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100	03/01/29	2,775,480
2,000	Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (FSA Insd)	6.650	02/01/11	2,163,900
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400	04/01/27	759,970
12,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	10,698,840
1,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	978,210
2,000	Illinois Med Dist (MBIA Insd)	5.250	06/01/32	1,807,860
1,200	Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B (FGIC Insd)	*	12/01/14	939,300
6,790	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (FSA Insd)	*	12/01/17	4,525,263

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (FGIC Insd)	*	01/01/17	$1,966,470
4,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (FGIC Insd)	*	01/01/18	2,443,920
1,330	McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (FGIC Insd)	*	01/01/16	976,020
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (MBIA Insd)	5.250%	06/15/42	5,758,260

				114,520,376

	Indiana 0.3%
325	Indiana Bd Bk Spl Pgm, Ser A (AMBAC Insd) (d)	9.750	08/01/09	334,155
2,000	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (FSA Insd)	5.250	05/15/41	1,778,960
500	Plainfield, IN Cmnty High Sch Bldg Corp First Mtg (FGIC Insd)	5.000	01/15/30	453,425

				2,566,540

	Iowa 0.3%
2,375	Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA Insd)	5.750	07/01/17	2,403,619

	Kentucky 0.5%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Subser A-1 (AGL Insd)	6.000	12/01/38	3,907,440

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana 2.4%
$2,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375%	12/01/12	$2,716,056
5,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	6,223,241
7,500	Lafayette, LA Util Rev (MBIA Insd)	5.250	11/01/24	7,518,075
2,500	Louisiana St Gas & Fuels Tax Rev, Ser A (AGL Insd)	5.000	05/01/28	2,406,850

				18,864,222

	Massachusetts 1.4%
2,350	Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (MBIA Insd)	5.250	07/01/13	2,393,639
175	Massachusetts Muni Whsl Elec Co Proj No. 6-A, Ser A (MBIA Insd)	5.250	07/01/16	174,626
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (MBIA Insd)	5.375	02/01/27	1,517,300
1,060	Massachusetts St Hsg Fin Agy Hsg Rev Single Family Hsg, Ser 126 (AMT) (a)	4.550	06/01/27	798,737

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$300	Massachusetts St Hsg Fin Agy Hsg Rev Single Family Hsg, Ser 126 (AMT) (a)	4.700%	06/01/38	$210,152
1,745	Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100	12/01/27	1,444,720
5,000	Massachusetts St Wtr Pollutn Abatement Tr Pool Pgm, Ser 12 (a)	4.375	08/01/31	4,306,475

				10,845,649

	Michigan 0.2%
75	Chippewa Valley, MI Sch Bldg & Site (FSA Insd)	5.000	05/01/20	77,837
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,753,800

				1,831,637

	Minnesota 0.7%
4,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500	11/15/38	4,062,160
3,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Group Proj	5.250	05/15/36	1,753,020

				5,815,180

	Mississippi 0.2%
1,000	Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A (FGIC Insd) (d)	8.500	02/01/13	1,248,720

	Missouri 0.3%
220	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (FSA Insd)	5.500	03/01/16	230,250

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$230	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (FSA Insd)	5.500%	03/01/17	$240,716
2,915	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	1,878,222

				2,349,188

	Nebraska 2.5%
15,570	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	14,718,944
3,620	Saunders Cnty, NE (FSA Insd)	5.000	11/01/35	3,367,360
2,000	Washington Cnty, NE Wastewtr & Solid Waste Disp Fac Rev Cargill Inc Proj (AMT)	4.850	04/01/35	1,377,380

				19,463,684

	Nevada 0.8%
3,045	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (FGIC Insd) (AMT)	5.500	07/01/20	2,739,404
3,000	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (FGIC Insd) (AMT)	5.500	07/01/21	2,662,350
935	Reno, NV Cap Impt Rev (FGIC Insd)	5.125	06/01/26	758,846

				6,160,600

	New Jersey 1.3%
1,000	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	1,019,870
9,430	Tobacco Settlement Fin Corp NJ, Ser A-1	4.750	06/01/34	4,767,997
8,250	Tobacco Settlement Fin Corp NJ, Ser A-1	5.000	06/01/41	4,189,102

				9,976,969

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.3%
$2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375%	08/01/32	$2,014,100

	New York 2.4%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	5,094,350
5,470	New York City Hlth & Hosp Hlth Sys, Ser A (FSA Insd)	5.000	02/15/21	5,503,914
2,360	New York City Hsg Dev Corp, Ser B-1 (AMT)	5.125	11/01/32	1,865,816
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/27	3,667,200
3,105	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/21	2,939,969

				19,071,249

	North Carolina 0.7%
6,000	Johnston, NC Mem Hosp Auth (FSA Insd)	5.250	10/01/24	5,415,840

	North Dakota 1.4%
5,000	Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200	06/30/13	5,530,100
5,000	Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300	01/01/27	4,836,750

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$675	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group	5.125%	07/01/25	$451,724

				10,818,574

	Ohio 0.5%
1,750	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (FSA Insd)	5.000	04/01/24	1,607,410
2,845	Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100	09/20/49	2,501,068

				4,108,478

	Oklahoma 1.9%
1,000	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	651,330
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	2,494,225
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	2,462,108
4,075	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	4,157,029
4,320	McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (FSA Insd)	*	02/01/30	1,116,893
2,000	Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500	06/01/24	1,981,460
2,000	Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500	07/01/22	2,045,540

				14,908,585

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 2.1%
$5,000	Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys, Ser A (MBIA Insd) (Prerefunded @ 11/15/10)	6.500%	11/15/30	$5,473,550
4,875	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc (AMBAC Insd) (d)	5.625	08/15/26	5,024,175
250	Harrisburg, PA Auth Res Gtd Sub, Ser D-2 (FSA Insd)	5.000	12/01/33	258,175
3,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	2,856,000
3,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 102-A (AMT)	5.250	10/01/23	2,673,480

				16,285,380

	South Carolina 2.5%
5,170	Easley, SC Util Rev Impt & Rfdg (FSA Insd) (Prerefunded @ 12/01/15)	5.000	12/01/34	5,887,544
3,800	Scago Ed & Fac Corp for Cherokee Cnty SC Proj, Ser B (FSA Insd)	5.000	12/01/30	3,496,038
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,309,615
4,465	Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250	04/15/22	4,422,538

				20,115,735

	South Dakota 1.7%
3,000	South Dakota St Hlth & Ed Fac Auth Vocational Ed Prog (AGL Insd)	5.500	08/01/38	2,873,250

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota (continued)
$5,205	South Dakota St Lease Rev Tr Ctf, Ser A (FSA Insd)	6.625%	09/01/12	$5,594,074
4,000	South Dakota St Lease Rev Tr Ctf, Ser A (FSA Insd)	6.700	09/01/17	4,599,120

				13,066,444

	Tennessee 0.1%
1,335	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd)	5.250	09/01/27	1,203,956

	Texas 8.2%
620	Alamo, TX Cmnty College Dist Combined Fee Rfdg (FSA Insd)	5.000	11/01/22	620,930
5,000	Brazos Riv Auth TX Rev Houston Ind Inc Proj, Ser C (AMBAC Insd)	5.125	05/01/19	3,692,900
4,000	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (FSA Insd) (AMT)	5.375	11/01/21	3,577,280
6,110	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (FSA Insd) (AMT)	5.500	11/01/19	5,724,337
4,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-3 (FSA Insd) (b)(c)	3.990	07/01/31	4,000,000
22,500	Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250	05/15/23	22,993,425

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$750	Laredo, TX Cmnty College Dist Unrefunded Balance Bldg & Rfdg (AMBAC Insd)	5.300%	08/01/26	$741,517
3,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT)	6.000	08/01/20	2,593,890
2,500	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	2,149,550
2,750	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (FSA Insd)	5.000	07/15/25	2,670,112
2,000	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (FSA Insd)	5.000	03/01/27	1,910,200
4,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	4,295,093
1,750	Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B (FGIC Insd) (d)	5.000	09/01/15	1,928,308
10,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	8,186,500

				65,084,042

	Utah 0.2%
475	Provo, UT Elec Rev 1984 Rfdg, Ser A (AMBAC Insd) (d)	10.375	09/15/15	608,370
995	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700	07/01/28	892,555

				1,500,925

	Washington 8.0%
4,115	Chelan Cnty, WA Sch Dist No 246 (FSA Insd)	5.000	12/01/21	4,180,634

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$11,340	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (FSA Insd)	5.500%	07/01/17	$12,163,057
4,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/17	4,799,565
14,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (FSA Insd)	5.500	07/01/18	15,364,345
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (FSA Insd)	6.000	07/01/16	5,418,700
1,365	Energy Northwest WA Wind Proj (AMBAC Insd)	5.000	07/01/23	1,322,576
1,600	Fife, WA Wtr & Swr Rev (MBIA Insd)	5.125	04/01/24	1,597,360
1,025	King Cnty, WA Hsg Auth Cap Fd Pgm Rev Egis Hsg Pgm (FSA Insd) (AMT)	5.300	06/01/23	919,804
4,140	Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000	12/01/34	3,260,623
145	Snohomish Cnty, WA Pub Util 1 (FSA Insd)	5.000	12/01/24	145,567
2,565	Snohomish Cnty, WA Pub Util 1 (FSA Insd)	5.500	12/01/23	2,608,169
3,000	Spokane, WA Pub Fac Dist Hotel (MBIA Insd)	5.250	09/01/33	2,777,310
2,000	Spokane, WA Pub Fac Dist Hotel (MBIA Insd)	5.750	12/01/25	2,046,040
2,420	Spokane, WA Pub Fac Dist Hotel (MBIA Insd)	5.750	12/01/26	2,456,034

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$5,000	Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (FSA Insd)	5.250%	10/01/33	$4,408,150

				63,467,934

	West Virginia 0.2%
1,530	West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (MBIA Insd)	5.500	06/01/19	1,622,320

	Wisconsin 0.4%
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd)	5.000	08/01/31	840,210
3,000	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlth (FSA Insd)	5.000	08/01/34	2,464,800

				3,305,010

	Wyoming 0.5%
4,500	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	4,028,535

	Puerto Rico 0.4%
3,000	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (MBIA Insd)	6.250	07/01/16	3,000,750

Total Long-Term Investments 100.0% (Cost $881,836,526)				790,621,731

Total Short-Term Investments 1.4% (Cost $10,800,000)				10,800,000

Total Investments 101.4% (Cost $892,636,526)				801,421,731

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued

Description	Value
Liability for Floating Rate Note Obligations Related to Securities Held (2.7%)
(Cost ($21,240,000))

$(21,240) Notes with interest rates ranging from 1.15% to 2.90% at December 31, 2008 and contractual maturities of collateral ranging from 2020 to 2037 (f)	$(21,240,000)

Total Net Investments 98.7%
(Cost $871,396,526)	780,181,731

Other Assets in Excess of Liabilities 1.3%	10,016,571

Net Assets 100.0%	$790,198,302

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund.

(b)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(c)	Variable Rate Coupon

(d)	Escrowed to Maturity

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2008.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance Corp.
Radian — Radian Asset Assurance

Van Kampen Insured Tax Free Income Fund
Portfolio of Investments • December 31, 2008 (Unaudited) continued
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	801,421,731
Level 3 — Significant Unobservable Inputs	-0-

Total	$801,421,731

Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 85.0%
	Alabama 2.4%
$1,000	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500%	02/15/13	$971,780
1,260	Dothan Houston Cnty, AL Arpt Auth (MBIA Insd) (AMT)	5.400	12/01/15	1,222,414
2,000	Healthcare Auth For Baptist Hlth AL, Ser B (AGL Insd) (a)(b)	5.500	11/15/37	2,000,000

				4,194,194

	Alaska 1.1%
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd) (c)	5.000	09/01/19	1,028,510
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Greek Correctional Ctr (AGL Insd) (c)	5.500	09/01/23	1,011,990

				2,040,500

	Arizona 1.1%
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.000	07/01/13	981,280
135	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd)	7.250	07/15/10	135,790
500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Res LLC Proj (AMT)	6.375	12/01/18	411,465
500	Pinal Cnty, AZ Elec Dist No. 4 Sys Rev	5.250	12/01/18	426,465

				1,955,000

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arkansas 0.6%
$950	University of AR Rev UALR Cap Impt, Ser B (FSA Insd)	4.500%	12/01/19	$987,772

	California 6.0%
875	California Muni Fin Auth Ed Fac Rev High Tech High Chula Vista, Ser B (d)	5.500	07/01/18	690,226
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rfdg USA Waste Svc Inc, Ser A (AMT) (b)	4.500	06/01/18	952,560
1,500	California St Dept Wtr Res Pwr, Ser A (AMBAC Insd) (Prerefunded @ 5/01/12)	5.375	05/01/18	1,699,125
1,000	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	5.700	09/01/22	758,840
1,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	764,660
500	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	406,075
495	Palm Springs, CA Arpt Rfdg Sub Palm Springs Intl Arpt (AMT)	5.300	07/01/13	449,044
2,000	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser B (FSA Insd) (a)(b)	6.000	11/01/36	2,000,000
975	Palomar Pomerado Hlthcare Dist CA Ctf Partn, Ser C (FSA Insd) (a)(b)	6.230	11/01/36	975,000
565	Perris, CA Pub Fin Auth Rev Tax Alloc	4.750	10/01/13	506,924

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$500	Quechan Indian Tribe Ft Yuma Indian Res CA Govt Proj	6.625%	12/01/17	$406,210
1,000	West Contra Costa, CA Uni Sch Dist Election of 2005, Ser B	6.000	08/01/23	1,046,570

				10,655,234

	Colorado 3.2%
500	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj, Ser A	5.250	01/01/15	404,385
1,560	Colorado Springs, CO Util Rev Sys Sub Lien Impt, Ser A	5.000	11/15/19	1,618,921
1,000	Denver, CO City & Cnty Arpt Rev Rfdg, Ser D (FSA Insd) (AMT)	5.500	11/15/12	1,016,370
2,000	Denver, CO City & Cnty Just Sys (e)	5.000	08/01/24	2,067,320
500	Denver, CO City & Cnty Just Sys (e)	5.000	08/01/25	513,548

				5,620,544

	Connecticut 0.0%
60	New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)	7.250	07/01/09	59,673

	Delaware 0.2%
500	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	356,700

	Florida 6.8%
1,000	Brevard Cnty, FL Sch Brd Ctf Rfdg, Ser B (FGIC Insd)	5.000	07/01/20	945,570
1,000	Broward Cnty, FL Arpt Sys Rev Rfdg, Ser E (MBIA Insd) (AMT)	5.375	10/01/13	985,240

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Florida St Brd Ed Pub Ed Rfdg Cap Outlay 2007, Ser A	5.000%	06/01/19	$2,126,520
500	Halifax, FL Hosp Med Ctr Hosp Rfdg & Impt, Ser A	5.250	06/01/19	367,635
2,000	Highlands Cnty, FL Hlth Fac Auth Rev Adventist Hlth, Ser A (b)	6.500	11/15/38	1,989,660
500	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Ida Rfdg (AMBAC Insd) (b)	5.000	12/01/34	504,945
250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	112,880
250	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B	6.900	05/01/17	192,955
500	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	351,150
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	1,000,270
1,500	Orange Cnty, FL Sch Brd Ctf, Ser A (AMBAC Insd)	5.250	08/01/14	1,574,205
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	958,450
750	Seminole Tribe, FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	490,073
670	Tolomato Cmnty Dev Dist FL Spl Assmt	6.450	05/01/23	446,193

				12,045,746

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 0.3%
$600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100%	06/01/23	$583,272

	Hawaii 1.2%
1,875	Hawaii St, Ser DK (e)	5.000	05/01/23	1,914,150
250	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	221,015

				2,135,165

	Idaho 0.8%
500	Idaho Hlth Fac Auth Rev St Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	490,860
955	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.000	07/01/17	924,497

				1,415,357

	Illinois 4.1%
1,000	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	725,090
500	Hodgkins, IL Tax Increment Rev Sr Lien Rfdg	5.000	01/01/14	474,230
31	Huntley, IL Spl Svc Area No 7 Spl Tax (g)	6.000	03/01/09	31,243
1,197	Huntley, IL Spl Svc Area No 7 Spl Tax Rfdg (AGL Insd)	4.600	03/01/17	1,224,759
1,000	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Amerencips, Ser A (b)	5.500	03/01/14	855,600
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.125	11/01/23	1,004,290

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	5.250%	05/15/14	$429,270
750	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.000	08/15/22	534,765
400	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	5.000	03/01/11	371,844
853	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	690,887
1,000	Round Lake Beach, IL Tax Increment Rev	4.650	12/15/13	988,880

				7,330,858

	Indiana 2.7%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,064,910
1,000	Carmel Cnty, IN Redev Auth Opt Income Tax Lease Rent Rev (MBIA Insd)	5.000	07/01/22	1,017,200
830	Hobart, IN Bldg Corp First Mtg (FGIC Insd)	5.500	07/15/13	918,652
500	Indiana Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	399,490
365	Indiana Hlth & Edl Fac Fin Auth Rev Rfdg Saint Francis (FSA Insd)	5.250	11/01/24	353,981
200	Indiana Hlth & Edl Fac Fin Auth Rev Rfdg Saint Francis (FSA Insd)	5.250	11/01/25	192,670
175	Indiana Hlth & Edl Fac Fin Auth Rev Rfdg Saint Francis (FSA Insd)	5.250	11/01/26	167,942

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (GTY AGMT: Federal Express Co) (AMT)	5.100%	01/15/17	$385,735
400	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj, Ser A	5.750	05/15/13	361,960

				4,862,540

	Iowa 0.7%
1,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	5.625	06/01/23	811,370
500	Coralville, IA Ctf Partn, Ser D	5.250	06/01/22	444,375

				1,255,745

	Kansas 1.5%
1,000	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (XLCA Insd) (b)	5.000	12/01/23	1,004,250
500	Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc, Ser L	5.250	11/15/16	497,425
1,000	Shawnee Cnty, KS Sch Dist 501 Topeka (Prerefunded @ 2/01/12)	5.000	02/01/20	1,094,130
120	Wyandotte Cnty, KS City KS Univ Brd of Public Util Office Bldg Complex Proj (MBIA Insd)	5.000	05/01/11	124,927

				2,720,732

	Kentucky 0.7%
310	Kentucky Hsg Corp Hsg Rev, Ser A (AMT)	5.000	01/01/23	267,679

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$1,000	Louisville & Jefferson Cnty, KY, Ser C (FSA Insd) (AMT)	5.500%	07/01/17	$951,750

				1,219,429

	Louisiana 0.9%
250	Colonial Pinnacle Cmnty Dev Dist Dev	6.750	05/01/23	169,117
594	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	438,414
1,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	937,660

				1,545,191

	Maryland 3.6%
1,000	Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg (CIFG Insd)	5.000	06/01/13	943,400
625	Maryland St Econ Dev Corp Univ MD College Pk Proj (g)	5.750	06/01/13	722,587
500	Maryland St Hlth & Higher Edl Fac Auth Rev Johns Hopkins Hlth Sys, Ser B (b)	5.000	05/15/48	515,645
250	Maryland St Hlth & Higher Edl Fac Auth Rev Washington Cnty Hosp	5.250	01/01/23	180,553
500	Maryland St Hlth & Higher King Farm Presbyterian Cmnty, Ser B	5.000	01/01/17	369,580
3,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	3,342,420
500	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	4.700	07/01/15	383,430

				6,457,615

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 0.9%
$1,500	Massachusetts St Hlth & Edl Fac Auth Rev Caregroup, Ser D (MBIA Insd)	5.250%	07/01/23	$1,199,625
500	Massachusetts St Hlth & Edl Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	398,815

				1,598,440

	Michigan 2.2%
1,000	Brighton, MI Area Sch Dist Rfdg	5.250	05/01/18	1,068,840
1,000	Brighton, MI Area Sch Dist Rfdg	5.250	05/01/20	1,038,340
250	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig-Henry Ford Vlg	6.000	11/15/18	195,837
500	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	389,590
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	1,029,490
250	Michigan St Strategic Fd Ltd Oblig United Waste Sys Proj (AMT)	5.200	04/01/10	240,135

				3,962,232

	Minnesota 0.7%
250	Dakota Cnty, MN Cmnty Dev Agy Multi Family Hsg Rev Rfdg Com on Marice Proj, Ser A	5.000	11/01/22	159,907
250	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.500	11/01/17	192,507
430	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.000	10/01/16	337,572

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375%	11/15/23	$501,225

				1,191,211

	Mississippi 0.4%
1,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	704,540

	Missouri 4.2%
500	Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj Rfdg	5.000	04/01/13	498,545
610	Ferguson, MO Tax Increment Rev Crossing at Halls Ferry Rfdg	5.500	04/01/14	559,876
1,350	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	1,219,347
1,000	Macon, MO Ctf Partn (MBIA Insd)	5.250	08/01/17	1,014,480
240	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	196,978
1,000	Missouri St Environmental Impt & Energy Res Auth K C Pwr & LT Co Proj (AMT) (b)	4.900	05/01/38	935,470
500	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.000	12/01/16	509,835
2,000	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	2,009,160
540	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Rfdg Ranken Jordan Proj	5.000	11/15/22	313,610

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.250%	09/01/17	$219,605

				7,476,906

	Nebraska 0.9%
1,500	University of NE Fac Corp Defd Maint (AMBAC Insd)	5.000	07/15/17	1,638,795

	New Jersey 2.5%
1,500	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/16	1,299,975
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (g)	5.250	07/01/20	1,105,580
500	New Jersey Hthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	434,320
455	Rahway, NJ Ctf Partn (MBIA Insd)	5.500	02/15/16	473,837
565	Rahway, NJ Ctf Partn (MBIA Insd)	5.600	02/15/17	589,012
855	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	610,137

				4,512,861

	New Mexico 1.9%
1,000	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,020,380) (f)	5.500	09/01/23	990,000
1,310	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser B (MBIA Insd)	5.000	06/01/17	1,435,459

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.000%	08/01/23	$1,013,390

				3,438,849

	New York 3.4%
500	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.750	11/15/22	410,505
55	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	5.875	12/01/09	54,439
1,000	Long Island Pwr Auth NY Elec Gen, Ser C (Prerefunded @ 9/01/13)	5.500	09/01/17	1,162,200
210	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	4.500	02/01/17	175,295
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	403,345
780	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.000	01/01/10	776,888
1,000	New York, NY Fiscal 2008, Subser A-4 (FSA Insd) (a)(b)	3.180	08/01/26	1,000,000
2,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	2,061,660
5	Niagara Falls, NY Pub Impt (MBIA Insd)	6.900	03/01/20	5,000

				6,049,332

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 2.5%
$1,250	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C (AGL Insd)	6.000%	01/01/19	$1,246,750
1,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C	6.750	01/01/24	988,410
630	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.450	01/01/14	643,778
500	North Carolina Med Care Commn Hlthcare Fac Rev Rfdg First Mtg Salemtowne	5.000	10/01/15	426,010
250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.300	10/01/19	188,028
1,000	North Carolina Muni Pwr Agy, Ser A (MBIA Insd)	5.250	01/01/19	1,020,580

				4,513,556

	North Dakota 1.0%
500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.000	12/01/16	389,745
1,195	North Dakota Pub Fin Auth St Revolving Fd Pgm, Ser A	5.500	10/01/19	1,344,638

				1,734,383

	Ohio 4.2%
500	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.250	09/01/20	351,110
500	Athens Cnty, OH Hosp Fac Rev & Impt O’ Bleness Mem Rfdg, Ser A	6.250	11/15/13	452,760
2,215	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A2	5.125	06/01/24	1,478,911

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,370	Cleveland, OH Non Tax Rev Cleveland Stad Proj Rfdg (AMBAC Insd)	5.125%	12/01/20	$1,385,193
185	Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj (AMT)	6.000	04/01/09	183,541
1,500	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	1,406,025
750	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int Rfdg (AMBAC Insd)	5.000	02/15/21	662,325
1,500	Ohio St Air Quality Dev Auth Rev OH Pwr, Ser A (AMT)	7.125	06/01/41	1,499,475

				7,419,340

	Oklahoma 0.2%
455	Chickasaw Nation, OK Hlth Sys (d)	5.375	12/01/17	369,460

	Oregon 0.6%
1,000	Port Morrow, OR Pollutn Ctl Portland Gen Rfdg, Ser A (b)	5.200	05/01/33	1,002,430

	Pennsylvania 4.2%
500	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.000	09/01/21	379,725
225	Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills Proj	5.100	07/01/14	191,313
1,120	Canon McMillan Sch Dist PA Rfdg, Ser A (MBIA Insd)	5.000	12/15/15	1,203,877
250	Lancaster Cnty, PA Hosp Auth Re Brethren Vlg Proj, Ser A	5.200	07/01/12	233,492
500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.000	01/01/17	438,830

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsch Cont Care Proj	6.000%	02/01/21	$350,410
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700	04/01/22	956,030
900	Philadelphia, PA Gas Wks Rev, Ser 3 (FSA Insd)	5.000	08/01/10	918,162
750	Philadelphia, PA Gas Wks Rev, Ser 18 (AGL Insd)	5.250	08/01/18	733,470
2,000	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (FGIC Insd)	5.500	04/15/16	2,035,040

				7,440,349

	South Carolina 2.4%
1,000	Kershaw Cnty, SC Pub Sch Fndtn Installment Pwr Rev Kershaw Cnty Sch Dist Proj (CIFG Insd)	5.000	12/01/22	975,490
1,065	Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg, Ser A (MBIA Insd)	5.000	04/01/14	1,105,726
1,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	866,710
500	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.000	05/01/12	463,885
135	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.125	05/01/13	119,660
770	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	687,802

				4,219,273

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee 2.1%
$370	Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC Proj Rfdg, Ser A	5.000%	10/01/15	$313,864
700	Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd)	*	06/01/15	553,574
1,000	Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)	5.750	12/01/11	1,084,760
500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.250	09/01/16	400,300
1,000	Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev, Ser C	5.250	06/01/18	900,850
700	Sullivan Cnty, TN Hlth Edl & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.000	09/01/22	496,727

				3,750,075

	Texas 7.1%
1,000	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	691,150
240	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	229,843
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	5.750	11/01/18	477,660
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.000	11/01/23	454,900
500	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.000	12/01/27	507,630

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-4 (FSA Insd) (a)(b)	3.900%	07/01/31	$1,000,000
1,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-5 (FSA Insd) (a)(b)	3.000	07/01/36	1,000,000
500	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/13	470,275
350	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/19	285,670
500	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	374,095
250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem East Texas	5.125	02/15/22	170,698
500	Mesquite, TX Hlth Fac Dev Retirement Christian Care	5.000	02/15/15	414,140
500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	432,315
500	North TX Twy Auth Rev Rfdg Sys First Tier Put, Ser L-2	6.000	01/01/38	495,460
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	6.000	01/01/23	1,000,690
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	453,605
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	2,113,120
2,000	Texas St Transn Commn Rev First Tier, Ser A	5.000	04/01/20	2,124,020

				12,695,271

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah 0.1%
$150	Utah St Charter Sch Fin Auth Charter Sch Rev Channing Hall, Ser A (d)	5.750%	07/15/22	$112,322

	Virginia 0.7%
1,000	Tobacco Settlement Fin Corp VA Asset Bkd	5.250	06/01/19	1,049,350
250	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev Spl Assmt Rev	5.300	03/01/17	200,063

				1,249,413

	Washington 2.9%
175	Kalispel Tribe Indians Priority Dist WA Rev	6.200	01/01/16	150,348
1,725	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	1,858,187
3,000	Washington St, Ser A (FSA Insd)	5.000	07/01/20	3,127,260

				5,135,795

	West Virginia 0.3%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	179,682
500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	390,210

				569,892

	Wisconsin 1.2%
1,875	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	1,680,488
500	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	5.500	08/15/14	431,075

				2,111,563

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming 0.5%
$1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.375%	01/01/25	$920,360

Total Long-Term Investments 85.0%
(Cost $160,351,803)				151,257,915

	Short Term Investments 15.5% California 3.5%
6,300	Southern, CA Pub Pwr Auth Pwr Proj Rev Mead Adelanto, Ser A (b)	0.750	07/01/20	6,300,000

	Colorado 7.1%
5,450	Colorado Springs, CO Rev CO College Proj (b)	1.000	06/01/29	5,450,000
7,200	Denver, CO City & Cnty Ctf Partn Rfdg, Ser A2 (b)	1.150	09/01/29	7,200,000

				12,650,000

	Florida 2.4%
4,200	Polk Cnty, FL Indl Dev Auth Indl Dev Rev Winter Haven Hosp Proj, Ser A (LOC: SunTrust Bank) (b)	1.100	09/01/34	4,200,000

	New Jersey 1.9%
3,400	New Jersey Econ Dev Auth Sch Rev Fac Constr, Sub Ser R-1 (LOC: Bank of Nova Scotia) (b)	0.850	09/01/31	3,400,000

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina 0.6%
$1,100	University NC Hosp Chapel Hill Rev, Ser B (b)	1.100%	02/15/31	$1,100,000

Total Short Term Investments 15.5%
(Cost $27,650,000)				27,650,000

Total Investments 100.5%
(Cost $188,001,803)				178,907,915

Liability for Floating Rate Note Obligations Related to Securities Held (1.7%)
(Cost ($2,955,000))
(2,955)	Notes with interest rates of 1.20% at December 31, 2008 and contractual maturities of collateral ranging from 2023 to 2025 (h)			(2,955,000)

Total Net Investments 98.8%
(Cost $185,046,803)				175,952,915

Other Assets in Excess of Liabilities 1.2%				2,138,029

Net Assets 100.0%				$178,090,944

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(b)	Variable Rate Coupon

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued

from registration which are normally those transactions with qualified institutional buyers.

(e)	Underlying security related to Inverse Floaters entered into by the Trust.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(g)	Escrowed to Maturity

(h)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2008.
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GTY AGMT — Guarantee Agreement
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corp.
Radian — Radian Asset Assurance

Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited) continued
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair Value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair Value measurements for disclosure purposes. Various inputs are used in determining the Value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair Value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at Value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	178,907,915
Level 3 - Significant Unobservable Inputs	-0-

Total	$178,907,915

Security Valuation Municipal bonds are Valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair Value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not Valued by independent pricing services or dealers are Valued at fair Value using procedures established in good faith by the Board of Trustees. Factors considered in marking this determination may included, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statement or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are Valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are Valued at amortized cost, which approximates market Value.

Van Kampen Municipal Income Fund
Portfolio of Investments ▪ December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 99.4%
	Alabama 2.1%
$2,000	Birmingham Baptist Med Ctr AL Spl Care Fac Fin Auth Rev Baptist Hlth Sys Inc, Ser A	5.000%	11/15/30	$1,158,120
3,960	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/13	3,848,249
3,000	Hlthcare Auth For Baptist Hlth AL, Ser B (AGL Insd) (a)(b)	5.500	11/15/37	3,000,000
900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	461,151
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	281
3,000	University AL at Birmingham Hosp Rev, Ser A	5.750	09/01/22	2,715,990

				11,183,791

	Alaska 1.1%
5,000	Matanuska Susitna Boro, AK Goose Creek Correctional Ctr (AGL Insd) (c)	6.000	09/01/28	5,110,150
2,000	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	999,760

				6,109,910

	Arizona 2.9%
1,000	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700	07/01/42	568,560
7,000	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	4,036,480
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.250	07/01/19	904,170

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (FGIC Insd) (AMT)	5.250%	07/01/32	$3,877,100
815	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Res LLC Proj (AMT)	6.375	12/01/18	670,688
1,600	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,053,824
550	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/23	454,503
740	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/28	576,364
2,000	Scottsdale, AZ Indl Dev Auth Hosp Rev Hlthcare Rfdg	5.250	09/01/30	1,511,960
2,750	University of AZ Med Ctr Corp	5.000	07/01/35	1,809,748

				15,463,397

	California 7.6%
4,870	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/20	2,448,100
1,875	California Cnty, CA Tob Agy Tob Sec Sonoma Cnty Corp Rfdg	5.250	06/01/45	979,256
2,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0/5.250	06/01/21	1,248,240
6,690	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (e)	4.800	08/01/36	4,851,420
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Svc Inc Rfdg, Ser A (AMT)	4.500	06/01/18	1,905,120
1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	710,250

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (f)	5.125%	04/01/37	$551,580
2,250	California Statewide Cmnty Dev Auth Rev Windrush Sch	5.500	07/01/37	1,287,720
1,610	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.000	09/01/23	1,231,103
3,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA Insd)	*	01/15/17	1,519,290
21,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/24	5,433,330
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	2,130,600
6,000	Golden St Tob Securitization, Ser A-1	5.750	06/01/47	3,439,080
2,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (XLCA Insd)	5.000	09/01/37	1,473,900
2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys, Sub Ser A-1	5.250	07/01/38	1,950,220
1,650	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,202,157
5,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	2,642,000
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	922,784
5,000	West Contra Costa CA Uni Election of 2002, Ser B (FSA Insd)	5.000	08/01/26	4,902,400

				40,828,550

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado 5.7%
$2,840	Adams Cnty, CO Single Family Mtg Rev, Ser A (g)	8.875%	08/01/10	$3,174,609
5,000	Arapahoe Cnty, CO Wtr & Waste Proj, Ser A (MBIA Insd)	5.125	12/01/32	4,524,200
5,000	Colorado Ed & Cultural Fac Auth Rev Impt Charter Sch Peak to Peak Rfdg (XLCA Insd)	5.250	08/15/34	4,422,900
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	1,729,740
3,000	Colorado Hlth Fac Auth Rev Covenant Retirement Cmnty Inc	5.000	12/01/35	1,636,200
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	670,860
5,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (FSA Insd)	5.200	03/01/31	4,221,100
6,000	Denver, CO City & Cnty Just Sys (e)	5.000	08/01/24	6,201,960
1,500	Denver, CO City & Cnty Just Sys (e)	5.000	08/01/25	1,540,643
2,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,410,300
500	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	296,600
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	978,922

				30,808,034

	Connecticut 0.2%
1,000	Connecticut St Dev Auth Hlth Fac Rev Alzheimers Res Ctr Conn Inc Proj	5.500	08/15/27	611,070

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$575	Connecticut St Dev Auth Solid Waste Disp Fac Rev Pwr LLC Proj, Ser A (AMT)	5.750%	11/01/37	$369,604

				980,674

	Delaware 0.1%
630	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	449,442

	District of Columbia 2.1%
5,150	District Columbia Tax Incrmnt Gallery Place Proj (FSA Insd)	5.250	07/01/27	5,060,338
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	3,904,720
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (FGIC Insd) (AMT)	5.250	10/01/32	2,365,620

				11,330,678

	Florida 6.6%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	757,310
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	575,810
5,000	Broward Cnty, FL Arpt Sys Rev, Ser J-I (AMBAC Insd) (AMT)	5.250	10/01/26	4,007,650
1,100	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	691,592
570	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	564,163
2,465	Fiddlers Creek Cmnty Dev Dist No 1 FL Spl Assmt Rev	6.000	05/01/38	1,475,722
3,715	Florida St Brd Ed Pub Ed Rfdg Cap Outlay-2007, Ser A	5.000	06/01/19	3,950,011

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,305	Florida St Tpk Auth Rev Dept Trans Rfdg, Ser A (e)	5.000%	07/01/26	$1,267,964
1,325	Florida St Tpk Auth Rev Dept Trans Rfdg, Ser A (e)	5.000	07/01/27	1,277,002
1,440	Florida St Tpk Auth Rev Dept Trans Rfdg, Ser A (e)	5.000	07/01/28	1,374,430
2,500	Florida St Tpk Auth Rev Dept Trans Rfdg, Ser A (e)	5.000	07/01/32	2,334,725
5,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	3,471,250
1,000	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	631,980
625	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $625,000) (h)	5.875	01/01/19	508,731
1,000	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $1,000,000) (h)	6.900	05/01/17	771,820
1,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	967,382
3,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (FSA Insd)	6.000	11/15/22	3,000,810
800	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	540,440
2,200	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd)	5.350	03/15/42	2,108,590
495	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	240,753

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,675	Sarasota Cnty, FL Hlth Fac Auth Retirement Fac Rev Vlg on the Isle Proj Rfdg	5.500%	01/01/27	$1,003,342
3,000	Seminole Tribe, FL Spl Oblig Rev, Ser A (f)	5.250	10/01/27	1,576,260
1,435	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	1,013,684
400	Tolomato Cmnty Dev Dist FL Spl Assmt	6.550	05/01/27	251,504
1,225	Tolomato Cmnty Dev Dist FL Spl Assmt	6.650	05/01/40	712,558
1,000	World Comm Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	406,430

				35,481,913

	Georgia 0.6%
2,500	Atlanta, GA Tax Allocation Eastside Proj, Ser B	5.600	01/01/30	1,550,025
2,000	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,944,240

				3,494,265

	Hawaii 1.0%
5,125	Hawaii St, Ser DK (e)	5.000	05/01/23	5,232,010

	Idaho 0.9%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	981,720
655	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	435,857
2,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.750	07/01/39	1,706,540

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$2,000	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.850%	07/01/36	$1,744,980

				4,869,097

	Illinois 10.7%
2,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,631,452
1,500	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	1,084,605
500	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj (Acquired 8/01/06, Cost $533,660) (h)	7.460	02/15/26	385,235
3,000	Chicago, IL Lakefront Millennium Pkg Fac (MBIA Insd) (Prerefunded @ 1/01/12)	5.650	01/01/19	3,389,400
690	Chicago, IL Met Wtr Reclamation Capital Impt Bonds (g)	7.000	01/01/11	725,708
3,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (e)	5.000	01/01/33	2,673,390
1,200	Chicago, IL Proj Rfdg, Ser C (FGIC Insd)	5.750	01/01/16	1,268,208
715	Chicago, IL Tax Increment Alloc Santn Drain & Ship Canal, Ser A	7.750	01/01/14	715,014
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1	5.375	03/01/16	550,000
3,000	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	1,516,230
1,025	Huntley, IL Increment Alloc Rev Huntley Redev Proj, Ser A	8.500	12/01/15	1,005,310

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,050	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A	5.500%	03/01/14	$4,320,780
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.500	11/01/38	995,310
1,500	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	922,770
970	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	531,773
4,700	Illinois Fin Auth Rev Resurrection Hlthcare (FSA Insd)	5.000	05/15/15	4,684,255
5,100	Illinois Fin Auth Rev Resurrection Hlthcare (FSA Insd)	5.000	05/15/17	4,905,588
5,050	Illinois Fin Auth Rev Resurrection Hlthcare (FSA Insd)	5.000	05/15/18	4,758,969
250	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.000	08/15/22	178,255
1,000	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	5.500	08/15/18	760,880
1,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	6.125	08/15/28	999,030
2,000	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	1,304,280
5,000	Illinois St, Ser 1 (FSA Insd)	5.250	12/01/21	5,132,900
1,500	Metropolitan Pier & Expo Auth IL Dedicated St Tax McCormick Pl Expn Proj A Rfdg	5.500	06/15/27	1,449,375
9,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec McCormick Rfdg (MBIA Insd) (d)	0/5.400	06/15/19	8,320,745

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,668	Pingree Grove Village, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250%	03/01/15	$1,350,997
1,500	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	789,060
549	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	302,323
425	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	302,260
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	624,746

				57,578,848

	Indiana 1.5%
4,350	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	2,899,666
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	399,490
1,815	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A	7.125	06/01/34	1,282,679
1,500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (GTY AGMT: Federal Express Co) (AMT)	5.100	01/15/17	1,157,205
550	Indianapolis, IN Loc Pub Impt Ser D	6.750	02/01/14	602,508
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/11	115,735

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/12	$107,190
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/13	95,724
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/14	85,379
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/15	79,073
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/16	76,054
225	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B	*	06/30/17	116,219
1,500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (f)	5.500%	09/01/27	951,495

				7,968,417

	Iowa 1.7%
1,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	5.750	06/01/25	800,150
1,860	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/34	1,414,400
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	951,053
1,100	Iowa Fin Auth Hlthcare Fac Rev Madrid Home Proj	5.750	11/15/24	740,201
2,400	Iowa Fin Auth Hosp Fac Rev Trinity Regl Hosp Proj (FSA Insd)	5.750	07/01/17	2,428,920
1,000	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	598,830
225	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	135,056

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$1,000	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.375%	06/01/38	$517,840
2,500	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.625	06/01/46	1,318,925

				8,905,375

	Kansas 0.9%
1,000	Burlington, KS Environmental Impt Rev KC Rfdg Pwr LT, Ser B (XLCA Insd)	5.000	12/01/23	1,004,250
1,100	Labette Cnty, KS Hosp Rev Rfdg & Impt, Ser A	5.750	09/01/37	635,822
3,000	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	1,480,710
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	984,976
1,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	520,090
400	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	199,372

				4,825,220

	Kentucky 0.7%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Sub Ser A-1 (AGL Insd)	6.000	12/01/33	3,943,800

	Louisiana 0.9%
500	Colonial Pinnacle Cmnty Dev Dist Dev	6.750	05/01/23	338,235
1,367	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	1,008,942

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,550	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT)	5.250%	11/01/37	$1,453,373
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT)	6.000	10/01/38	1,974,700

				4,775,250

	Maryland 2.3%
1,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	715,340
4,500	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	2,704,725
2,000	Howard Cnty, MD Retirement Cmnty Vantage House Fac Rfdg, Ser B	5.250	04/01/37	1,034,560
5,605	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.050	09/01/32	4,381,765
1,000	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	666,690
2,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	2,228,280
1,250	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	611,262

				12,342,622

	Massachusetts 0.5%
2,400	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	1,177,800
400	Massachusetts St Hlth & Ed Fac Auth Rev, Ser G (MBIA Insd)	5.000	07/01/13	400,580

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$2,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000%	07/01/33	$1,102,300

				2,680,680

	Michigan 2.7%
2,495	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	1,944,054
650	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A	5.250	01/15/47	663,845
375	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A	5.500	01/15/47	386,059
5,000	Michigan St Strategic Fd Detroit Edison Co Proj Rfdg, Ser C (XLCA Insd) (AMT)	5.450	12/15/32	3,901,750
1,710	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	1,325,489
2,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,169,200
5,000	Western Townships MI Util Rfdg, Ser A (MBIA Insd)	5.250	01/01/16	5,146,500

				14,536,897

	Minnesota 1.6%
450	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	270,810
1,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700	07/01/42	573,130
380	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.700	11/01/22	259,882

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$750	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.875%	11/01/33	$455,160
550	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/33	319,512
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.750	11/01/37	623,370
3,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.750	11/15/32	2,992,620
2,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	1,225,160
150	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	100,488
2,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,168,680
675	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/35	388,793

				8,377,605

	Mississippi 0.3%
2,000	Mississippi Business Fin Corp MS Polluntn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	1,409,080

	Missouri 4.1%
1,000	Carthage, MO Hosp Rev	5.750	04/01/22	697,150
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	626,400
3,000	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	2,709,660

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$500	Kansas City, MO Tax Increment Fin Comm Kansas City MO Maincor Proj, Ser A	5.250%	03/01/18	$402,920
670	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	549,896
2,275	Missouri Jt Muni Elec Util Comnty Pwr Proj Rev Plum Point Proj (MBIA Insd)	5.000	01/01/26	1,761,760
2,700	Missouri St Environmental Impt & Energy Res Auth Pwr & LT Co Proj (AMT)	4.900	05/01/38	2,525,769
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	884,544
3,325	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.125	12/01/31	2,859,733
1,300	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Rfdg	5.000	11/15/35	604,552
1,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375	09/01/21	798,340
3,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.500	09/01/28	2,139,000
500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	345,160

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$810,487
450	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	292,554
210	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	218,515
2,600	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,768,234
2,920	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	1,881,444

				21,876,118

	Nevada 0.5%
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	46,636
655	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	5.850	08/01/18	518,190
560	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	6.000	08/01/27	368,771
2,490	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A (e)	5.250	06/01/37	1,731,359

				2,664,956

	New Hampshire 0.3%
170	New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster College Issue Rfdg	6.100	07/01/09	168,103

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$525	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $513,855) (h)	7.750%	06/01/14	$491,547
1,000	New Hampshire St Business Fin Auth Rev Alice Peck Day Hlth Sys, Ser A (Prerefunded @ 10/01/09)	6.875	10/01/19	1,063,930

				1,723,580

	New Jersey 5.9%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev The Evergreens Proj	5.625	01/01/38	207,397
3,000	Landis, NJ Sew Auth Swr Rev (FGIC Insd) (i)	8.545	09/19/19	3,529,020
2,685	Middlesex Cnty, NJ Util Auth Swr Rev Rfdg, Ser A (MBIA Insd)	6.250	08/15/10	2,770,034
2,000	New Jersey Econ Dev Auth Cig Tax	5.750	06/15/34	1,394,740
750	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	449,753
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peters Univ Hosp Oblig	5.750	07/01/37	714,350
2,830	New Jersey Hthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	2,458,251
3,000	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	3,059,610
4,025	New Jersey St Hsg & Mtg Fin Agy Single Family Hsg, Ser X (AMT)	5.100	10/01/23	3,529,845

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$565	New Jersey St Tpk Auth Tpk Rev, Ser C (MBIA Insd)	6.500%	01/01/16	$678,751
2,725	New Jersey St Tpk Auth Tpk Rev, Ser C (MBIA Insd) (g)	6.500	01/01/16	3,149,773
5,710	New Jersey St Trans Corp Ctf Fed Trans Admin Gnt, Ser A (AMBAC Insd)	5.750	09/15/10	5,796,449
2,000	Tobacco Settlement Fin Corp NJ, Ser A1	4.750	06/01/34	1,011,240
6,000	Tobacco Settlement Fin Corp NJ, Ser A1	5.000	06/01/41	3,046,620

				31,795,833

	New Mexico 0.2%
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.375	08/01/32	1,007,050

	New York 4.7%
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A	6.000	05/01/33	5,049,350
5,000	Metropolitan Trans Auth NY Rev, Ser B (FGIC Insd)	5.250	11/15/18	5,129,400
2,500	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	1,685,950
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	2,420,070
2,845	New York City, Ser B (MBIA Insd)	5.875	08/01/15	3,010,949
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $750,000) (h)(j)	6.125	02/15/19	88,125

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,500	New York St Energy Resh & Dev Auth Gas Fac Reg (i)	8.016%	04/01/20	$2,514,475
3,000	New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas, Ser B (AMT) (i)	9.574	07/01/26	3,000,990
1,545	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fds Mun Wtr Fin, Ser C	5.000	06/15/21	1,592,632
1,300	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (f)	5.000	12/01/23	737,828

				25,229,769

	North Carolina 0.2%
1,100	North Carolina Med Care Commn Hlthcare Fac Rev First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	651,365
1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.625	10/01/27	681,530

				1,332,895

	North Dakota 0.4%
1,000	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	610,800
1,025	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/25	685,951
1,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	625,520

				1,922,271

	Ohio 4.8%
3,340	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.250	09/01/20	2,345,415

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$6,000	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875%	06/01/30	$3,775,500
2,000	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/47	1,130,600
500	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	320,415
6,000	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	3,534,240
4,810	Lorain Cnty, OH Hosp Rev Fac Catholic Rmkt, Ser H (AGL Insd)	5.000	02/01/24	4,508,653
3,000	Ohio St Higher Ed Fac Commn Rev Hosp Hlth Sys Inc, Ser A (BHAC Insd)	5.250	01/15/46	2,779,620
2,865	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (e)	5.300	09/01/28	2,432,672
5,045	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (e)	5.400	03/01/33	4,186,366
1,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	728,270

				25,741,751

	Oklahoma 1.1%
1,050	Chickasaw Nation, OK Hlth Sys (f)	6.250	12/01/32	683,897
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	1,395,516
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	1,377,547

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$2,275	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/23	$2,320,796
180	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	191,111

				5,968,867

	Oregon 0.2%
1,000	Port Morrow, OR Pollutn Ctl Portland Rfdg, Ser A	5.200	05/01/33	1,002,430

	Pennsylvania 0.6%
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	993,180
1,885	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	1,130,585
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev, Ser 103 (AMT)	5.700	04/01/22	956,030

				3,079,795

	Rhode Island 0.5%
1,075	Rhode Island Hsg & Mtg Fin Corp Homeownership Oppty, Ser 57-B (AMT)	5.350	10/01/37	862,107
1,810	Rhode Island St Econ Dev Corp Arpt Rev, Ser A (AGL Insd) (AMT)	5.250	07/01/28	1,424,923
490	Rhode Island St Econ Dev Corp Rev	7.250	07/01/10	470,939

				2,757,969

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 1.4%
$700	Piedmont Muni Pwr Agy SC Elec Rev Rfdg	5.000%	01/01/25	$601,188
2,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	1,733,420
500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	303,455
500	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.000	05/01/12	463,885
500	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.125	05/01/13	443,185
200	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev Rfdg First Mtg Lutheran Homes	5.000	05/01/15	163,288
1,000	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev Rfdg First Mtg Lutheran Homes	5.625	05/01/42	557,450
1,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	659,900
2,000	South Carolina St Pub Svc Auth Santee Cooper, Ser A	5.500	01/01/38	2,009,160
765	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	683,336

				7,618,267

	South Dakota 0.2%
1,250	South Dakota St Hlth & Ed Fac Auth Rev Sioux Vly Hosp & Hlth Sys A	5.250	11/01/34	1,088,525

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee 1.2%
$1,000	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000%	10/01/25	$650,480
4,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg, Ser B (MBIA Insd) (Prerefunded @ 7/01/12)	7.750	07/01/29	4,551,480
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	634,820
500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.000	09/01/22	354,805

				6,191,585

	Texas 9.3%
2,815	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,945,587
450	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	285,727
500	Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke’s Lutheran Hosp (g)	7.000	05/01/21	635,045
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	4,376,650
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	5.750	11/01/18	477,660
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.000	11/01/23	909,800

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Hermann Hlthcare Sys Rfdg, Ser B	7.250%	12/01/35	$1,017,220
9,000	Harris Cnty, TX Hlth Fac Dev Corp Rev Christus Hlth, Ser A-4 (FSA Insd) (a)(b)	3.900	07/01/31	9,000,000
1,805	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	1,350,483
40	Lower CO Riv Auth TX Rev Rfdg, Ser A (FSA Insd) (Prerefunded @ 5/15/09)	5.875	05/15/14	41,184
30	Lower CO Riv Auth TX Rev Rfdg, Ser A (FSA Insd) (Prerefunded @ 5/15/09)	5.875	05/15/15	30,888
15	Lower CO Riv Auth TX Rev Rfdg, Ser A (FSA Insd) (Prerefunded @ 5/15/09)	5.875	05/15/16	15,444
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	747,500
2,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.200	01/01/21	1,686,740
2,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT)	6.000	08/01/20	1,729,260
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	859,820
2,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	6.000	01/01/23	2,001,380

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser L-2	6.000%	01/01/38	$1,981,840
4,000	North TX Twy Auth Rev Toll 2nd Tier Rfdg, Ser F	6.125	01/01/31	3,581,280
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	453,605
1,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement CC Young Mem Hom Proj	5.750	02/15/29	931,575
1,750	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc Fac	5.750	11/15/37	981,522
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,432,300
2,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	1,457,302
3,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	3,433,820
725	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Coll Rfdg, Ser C-2 (GNMA Collateralized) (AMT)	10.925	07/02/24	676,527
2,000	Texas St Trans Commn Frist Tier, Ser A	5.000	04/01/20	2,124,020
4,000	Texas St Trans Commn Mobility Fd (e)	5.000	04/01/28	4,026,220

				50,190,399

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah 2.8%
$1,340	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (j)	7.800%	09/01/15	$373,525
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (j)	7.800	09/01/25	278,750
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (j)	8.000	09/01/20	278,750
11,000	Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg	6.150	02/15/12	11,744,370
1,995	Utah Hsg Corp Single Family Mtg Rev, Ser C-1 (AMT)	5.700	07/01/28	1,789,595
600	Utah St Charter Sch Fin Auth Charter Sch Rev Channing Hall, Ser A (f)	5.750	07/15/22	449,286
600	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	393,690

				15,307,966

	Vermont 0.2%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	533,960
1,000	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	716,710

				1,250,670

	Virginia 0.6%
896	Farms New Kent VA Cmnty Dev Auth Spl Assmt, Ser A	5.125	03/01/36	461,279
1,300	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	703,365
1,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	598,660

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,750	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300%	03/01/17	$1,400,437

				3,163,741

	Washington 1.4%
950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	694,887
2,000	Seattle, WA Mun Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	2,154,420
1,440	Skagit Cnty, WA Pub Hosp Dist No 001 Rev Skagit Vly Hosp	5.750	12/01/32	809,050
1,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser A (FSA Insd)	5.250	08/15/28	892,940
1,100	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007 A (Acquired 5/07/08, Cost $1,100,000) (h)	6.000	01/01/27	875,655
2,000	Washington St, Ser A (FSA Insd)	5.000	07/01/20	2,084,840

				7,511,792

	West Virginia 0.3%
1,000	Harrison Cnty, WV Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	674,010
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	153,910
855	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	554,835

				1,382,755

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin 3.4%
$8,125	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300%	09/01/23	$7,282,113
6,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (e)	5.125	09/01/28	4,928,430
8,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (e)	5.200	03/01/38	6,202,480

				18,413,023

	Wyoming 0.4%
2,360	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.500	01/01/33	2,073,850

Total Long-Term Investments 99.4% (Cost $658,802,451)				533,871,412

Short-Term Investments 5.5%
California Infrastructure & Econ Dev Rev Orange Cnty Performing ($14,700,000 par, coupon 0.850%, 07/01/34 maturity)				14,700,000
Charlotte-Mecklenburg Hosp Auth NC Hlthcare Sys Rev Rfdg ($2,000,000 par, coupon 1.070%, 01/15/26 maturity)				2,000,000
Colorado Ed & Cultural Fac Auth Rev National Jewish Federation ($1,600,000 par, coupon 1.150%, 12/01/37 maturity) (LOC: JP MORGAN CHASE BANK)				1,600,000
Louisville & Jefferson Cnty, KY Met Swr Dist Swr & Drain Sys ($6,200,000 par, coupon 2.750%, 05/15/23 maturity)				6,200,000

Description	Value
Virginia Small Business Fin Auth Hosp Rev Carilion Clinic Oblig ($5,200,000 par, coupon 1.100%, 07/01/42 maturity)	5,200,000

Total Short-Term Investments 5.5% (Cost $29,700,000)	29,700,000

Total Investments 104.9% (Cost $688,502,451)	$563,571,412

Liability for Floating Rate Note Obligations Related to Securities Held (6.1%) (Cost ($32,935,000))
(32,935) Notes with interest rates ranging from 1.20% to 2.15% at December 31, 2008 and contractual maturities of collateral ranging from 2023 to 2038 (k)	(32,935,000)

Total Net Investments 98.8% (Cost $655,567,451)	530,636,412

Other Assets in Excess of Liabilities 1.2%	6,478,874

Net Assets 100.0%	$537,115,286

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(b)	Variable Rate Coupon

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(e)	Underlying security related to Inverse Floaters entered into by the Fund.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Escrowed to Maturity

(h)	This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets.

(i)	Inverse Floating Rate

(j)	Non-income producing.

(k)	Floating Rate Notes. The interest rates shown reflect rates in effect at December 31, 2008.

ACA — American Capital Access

AGL — Assured Guaranty Ltd.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance Inc.

GNMA — Government National Mortgage Association

GTY AGMT — Guarantee Agreement

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corp.

XLCA — XL Capital Assurance Inc.
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant
Observable Inputs	563,571,412
Level 3 — Significant
Unobservable Inputs	-0-

Total	$563,571,412

Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Factors considered in making this determination may include, but are no limited to, information obtained by contacting the issuer, analyst, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 100.9%
	New York 98.9%
$2,000	Albany, NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ, Ser A	5.000%	07/01/31	$1,261,440
600	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.250	11/15/32	393,378
400	Albany, NY Indl Dev Agy Civic St Peters Hosp Proj, Ser D	5.750	11/15/27	303,084
1,290	Albany, NY Indl Dev Agy Indl Dev Rev Albany College of Pharmacy, Ser A	5.625	12/01/34	838,668
1,200	Broome Cnty, NY Indl Dev Agy Good Shepard Vlg, Ser A	6.875	07/01/40	775,404
395	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	206,696
1,000	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	575,900
1,250	Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)	5.750	05/01/21	1,335,462
1,250	Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo Proj (FSA Insd)	5.750	05/01/22	1,296,212
1,000	Erie Cnty, NY Tob Asset Sec Corp, Ser A	5.000	06/01/45	593,770
1,530	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.000	10/01/35	1,347,609
1,250	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.750	06/01/22	1,266,950

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,290	Islip, NY Res Recovery Agy Res 1985 Fac, Ser E (FSA Insd) (AMT)	5.750%	07/01/22	$1,180,621
1,000	Livingston Cnty, NY Indl Dev Agy Civic Fac Rev Nicholas H Noyes Mem Hosp	6.000	07/01/30	631,600
750	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	767,347
1,000	Metropolitan Trans Auth NY Svc Contract Rfdg, Ser A	5.125	01/01/29	909,700
1,000	Monroe Cnty, NY Indl Dev Agy Nazareth College Rochester Proj (MBIA Insd)	5.250	10/01/21	978,110
1,320	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,211,311
2,000	Nassau Cnty, NY Indl Dev Agy Amsterdam At Harborside, Ser A	6.700	01/01/43	1,310,740
1,500	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (FSA Insd)	5.500	02/15/18	1,509,240
1,000	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (FSA Insd)	5.500	02/15/19	999,240
2,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser B1 (AMT)	5.150	11/01/37	1,557,120
1,000	New York City Hsg Dev Corp, Ser E1 (AMT)	5.350	11/01/37	801,790

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser K (AMT)	5.000%	11/01/37	$755,470
1,000	New York City Hsg Dev Corp, Ser A (AMT)	5.500	11/01/34	808,700
1,405	New York City Indl Dev Agy Fac Rev Royal Charter-NY Presbyterian (FSA Insd)	5.375	12/15/16	1,513,635
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	403,345
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	300,210
1,125	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp	5.000	09/01/35	651,116
2,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT)	5.500	01/01/20	1,754,940
4,000	New York City Muni Fin Auth Wtr & Swr Sys Rev Ser D (a)	5.000	06/15/37	3,730,280
500	New York City Muni Wtr Fin, Ser B	6.000	06/15/33	532,690
2,500	New York City, Ser A	5.500	08/01/20	2,566,375
1,500	New York City, Ser G	5.000	08/01/24	1,440,465
1,000	New York City Transitional Cultural Res Rev Amern Museum Nat History Rfdg, Ser A (MBIA Insd)	5.000	07/01/44	912,220
1,025	New York City Transitional Future Tax Secd, Ser B	5.500	02/01/15	1,088,089

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 08/07/06, Cost $750,000) (b)(c)	6.125%	02/15/19	$88,125
2,000	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	1,437,100
1,000	New York St Dorm Auth Rev City Univ Cons Third, Ser 1 (FGIC Insd)	5.250	07/01/25	989,130
1,230	New York St Dorm Auth Rev City Univ Rfdg, Ser D (FSA Insd)	5.750	07/01/12	1,298,991
650	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	695,045
1,000	New York St Dorm Auth Rev City Univ Sys Cons, Ser B	6.000	07/01/14	1,065,500
1,890	New York St Dorm Auth Rev Dept Ed	5.250	07/01/21	1,944,489
1,000	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	922,280
1,040	New York St Dorm Auth Rev Insd NY St Rehab Assn, Ser A (AMBAC Insd)	5.500	07/01/15	1,114,422
1,250	New York St Dorm Auth Rev Mem Sloan Kettering Cancer	5.500	07/01/23	1,273,812
1,200	New York St Dorm Auth Rev Miriam Osborn Mem Home, Ser B (ACA Insd)	6.375	07/01/29	908,940

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Rev Non St Supported Debt Columbia Univ, Ser A	5.000%	07/01/38	$996,940
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	792,350
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	727,450
2,000	New York St Dorm Auth Rev Non St Supported Debt Mt Sinai NYU Hlth, Ser C	5.500	07/01/26	1,591,440
1,000	New York St Dorm Auth Rev Non St Supported Debt New York Univ, Ser C	5.000	07/01/38	939,910
3,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000	07/01/36	1,601,670
1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Reg Med Ctr	6.500	12/01/21	779,640
2,000	New York St Dorm Auth Rev Non St Supported Debt Providence Rest (ACA Insd)	5.250	07/01/25	1,266,940
1,500	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser B (FSA Insd)	5.000	04/01/36	1,402,620
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Prog, Ser C	7.500	04/01/39	2,264,100
710	New York St Dorm Auth Rev Nursing Home Menorah Campus (FHA Gtd)	5.950	02/01/17	710,873

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg	5.750%	02/15/18	$1,039,630
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svcs Fac, Ser C (FSA Insd) (AMT)	5.250	02/15/28	1,607,940
1,000	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	951,960
1,000	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/26	943,190
1,000	New York St Dorm Auth Rev St Supported Debt Mental Health Svcs Fac, Ser A (FSA Insd)	5.000	02/15/27	950,740
365	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser B (MBIA Insd)	5.250	08/15/31	345,750
500	New York St Energy Resh & Dev Auth Gas Fac Rev Brooklyn Union Gas, Ser B (AMT) (d)	9.574	07/01/26	500,165
1,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Pooled Fin Pgm, Ser I	5.250	09/15/19	1,045,010
620	New York St Mtg Agy Rev, Ser 82 (AMT)	5.650	04/01/30	566,258
875	New York St Mtg Agy Rev Homeowner Mtg, Ser 101 (AMT)	5.400	04/01/32	733,705
2,140	New York St Twy Auth Second, Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/25	2,102,015
500	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	552,750
220	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	142,386

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (MBIA Insd) (AMT)	5.750%	12/01/22	$1,592,640
1,000	Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan Heights LP Proj, Ser A (AMT) (LOC: JPMorgan Chase Bank)	5.375	12/01/36	822,670
1,000	Rockland Cnty, NY Solid Waste, Ser B (AMBAC Insd) (AMT)	5.000	12/15/23	810,360
1,500	Saratoga Cnty, NY Wtr Auth Water Sys	5.000	09/01/38	1,396,995
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	567,560
1,445	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (e)	5.375	01/01/27	890,727
825	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc League Suffolk Cnty (LOC: Fleet National Bank)	5.000	11/01/34	714,673
250	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	215,248
2,000	Tobacco Settlement Fin Corp NY, Ser B	5.500	06/01/22	1,948,120
325	Triborough Brdg & Tunl Auth NY Rev Gen Purp, Ser A	5.000	01/01/32	307,177
1,090	Tsasc, Inc NY, Ser 1	5.000	06/01/34	679,964
3,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	1,837,770
1,000	Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev Rfdg (AMBAC Insd)	5.250	03/01/18	1,035,520

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$160	Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC Insd)	5.750%	04/01/20	$166,630
310	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Proj, Ser A	5.750	08/01/28	210,447
1,000	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (FSA Insd)	5.000	12/01/35	802,920
500	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	372,065
1,000	Westchester Cnty, NY Indl Dev Guiding Eyes For The Blind	5.375	08/01/24	764,400
2,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	1,214,980

				91,153,059

	Puerto Rico 1.0%
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	890,150

	U.S. Virgin Islands 1.0%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	940,980

Total Long-Term Investments 100.9% (Cost $110,536,129)				92,984,189

Total Short-Term Investments 0.4% (Cost $400,000)				400,000

Total Investments 101.3% (Cost $110,936,129)				93,384,189

Liability for Floating Rate Note Obligations related to Securities Held (2.9%) (Cost ($2,665,000))
(2,665)	Note with interest rate of 1.18% at December 31, 2008, and contractual maturity of collateral in 2037 (f)			(2,665,000)

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

Total Net Investments 98.4% (Cost $108,271,129)				$90,719,189

Other Assets in Excess of Liabilities 1.6%				1,482,817

Net Assets 100.0%				$92,202,006

Percentages are calculated as a percentage of net assets.

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.1% of net assets.

(c)	Non-income producing security.

(d)	Inverse Floating Rate. The interest rates shown reflect the rates in effect at December 31, 2008.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Floating rate notes. The interest rates shown reflect the rates in effect at December 31, 2008.
ACA — American Capital Access
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corp.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Van Kampen New York Tax Free Income Fund
Portfolio of Investments — December 31, 2008 (Unaudited) continued
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments
In
Valuation Inputs	Securities
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	93,384,189
Level 3 — Significant Unobservable Inputs	-0-

Total	$93,384,189

SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contracting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Strategic Municipal Income Fund
Portfolio of Investments ■ December 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 98.8%
	Alabama 1.2%
$1,500	Alexander City, AL Spl Care Fac Fin Auth Med Fac Rev Russell Hosp Corp, Ser A	5.750%	12/01/36	$874,335
1,000	Butler, AL Indl Dev Brd Solid Waste Disp Rev Rfdg GA Pacific Corp Proj (AMT)	5.750	09/01/28	452,220
1,500	Colbert Cnty Northwest Auth Hlthcare Fac	5.750	06/01/27	1,115,430
3,490	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/23	2,920,572
1,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/28	611,410
1,470	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	993,382
250	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	309,870
3,785	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,939,396
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	281
1,395	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	1,187,842
1,750	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.650	11/01/22	1,283,888

				11,688,626

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska 0.4%
$1,000	Alaska Indl Dev & Expt Auth Williams Lynxs AK Cargoport (AMT) (Acquired 05/17/01, Cost $1,000,000) (a)	7.800%	05/01/14	$916,880
3,565	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	2,570,365

				3,487,245

	Arizona 3.6%
1,000	Arizona Hlth Fac Auth Rev Terraces Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	1,198,120
1,250	Arizona Hlth Fac Auth Rev Terraces Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	1,532,175
2,500	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	1,876,075
5,390	Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty Hosp Rfdg, Ser A	6.750	12/01/26	4,008,597
965	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	1,185,792
5,050	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700	07/01/42	2,871,228
1,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	1,051,950
2,525	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice Ed & Dev Corp Proj	6.250	06/01/26	1,838,402
1,590	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.500	04/01/26	1,195,918

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$2,805	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.750%	04/01/36	$2,003,836
4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co	7.000	09/01/35	2,730,068
1,865	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	1,267,081
800	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj	7.500	02/01/34	578,944
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Schs Proj	7.000	01/01/38	4,372,920
1,000	Pima Cnty, AZ Indl Dev Auth Rev La Posada at Pk Ctr, Ser A	7.000	05/15/27	784,160
2,000	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $2,000,000) (a)	5.600	12/01/22	1,364,980
3,000	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	2,234,130
775	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	683,628
1,960	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT)	6.500	07/01/31	1,121,590

				33,899,594

	California 8.8%
1,000	ABAG Fin Auth Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	664,740

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.600%	09/01/25	$692,240
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.650	09/01/30	1,305,180
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.700	09/01/35	1,267,160
1,000	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	644,170
1,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	649,110
2,500	California Statewide Cmntys Dev Auth Rev CA Baptist Univ, Ser A	5.500	11/01/38	1,420,500
2,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	1,281,920
1,720	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	980,692
3,250	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	2,347,800
1,000	California Statewide Cmntys Dev Auth San Francisco Art Institute (Acquired 07/05/02, Cost $1,000,000) (a)	7.375	04/01/32	690,480
2,735	California Statewide Cmntys Dev Auth Spl Tax Cmnty Fac Dist 2007-1 Orinda	6.000	09/01/29	1,903,861
2,700	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	1,919,538
1,000	Chino, CA Cmnty Fac Dist No 03 Impt Area 1	5.700	09/01/29	657,360

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	Corona-Norco, CA Univ Sch Dist Pub Fin Auth Spl Tax Rev, Ser A	5.800%	09/01/35	$895,170
1,435	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.500	09/01/23	1,072,562
1,530	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Commons	6.875	09/01/38	1,066,915
2,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra Hills	6.000	09/01/34	1,344,060
2,300	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (MBIA Insd)	*	01/15/18	1,061,036
9,650	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	5,531,187
22,500	Golden St Tob Securitization Corp CA Tob Settlement Rev Enhanced Asset Bkd, Ser A (BHAC Insd) (b)	5.000	06/01/45	18,982,800
2,000	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	2,430,760
490	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	564,705
1,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	590,120
2,500	Lake Elsinore, CA Spl Tax Cmnty Fac Dist 2 Area AA	5.450	09/01/36	1,519,000
1,000	Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl Tax Sycamore Creek	6.000	09/01/33	669,100

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,335	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375%	09/01/27	$1,055,504
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area A	5.900	09/01/27	734,530
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area A	6.000	09/01/34	672,030
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area B	6.000	09/01/27	709,700
3,000	Northstar Cmnty Svc Dist CA Spl Tax Cmnty Fac Dist No 1	5.450	09/01/28	1,955,880
1,000	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.350	09/01/30	597,080
1,100	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.400	09/01/35	633,732
1,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	714,990
2,500	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,821,450
2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003 1 Sunridge Anatolia	5.500	09/01/37	1,218,420
2,000	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.550	09/01/30	1,283,220
2,535	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	1,680,908
6,000	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT)	6.400	12/01/41	3,967,500
2,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	1,260,260

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,700	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser A	*	06/01/36	$287,280
4,645	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser A	*	06/01/41	135,773
9,000	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser A	*	06/01/47	136,800
22,500	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser C	*	06/01/56	100,125
7,500	Silicon Vly Tob Securitization Auth CA Tob Settlement Rev Cap Apprec Turbo Santa Clara, Ser D	*	06/01/56	29,175
4,550	Sweet Wtr CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (b)	5.000	08/01/29	4,374,553
3,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03-2	5.500	09/01/36	1,455,150
35,000	Tobacco Securitization Auth Southn CA Tob Settlement Cabs First Sub, Ser B	*	06/01/46	593,250
27,200	Tobacco Securitization Auth Southn CA Tob Settlement Cabs Second Sub, Ser C	*	06/01/46	414,528

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$47,000	Tobacco Securitization Auth Southn CA Tob Settlement Cabs Third Sub	*	06/01/46	$655,650
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900%	09/01/24	718,700
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	987,450
890	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	588,806
995	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	692,610
1,800	Yuba City, CA Redev Agy Tax Proj, Ser A	6.000	09/01/31	1,171,692

				82,798,912

	Colorado 3.1%
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	719,888
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	631,562
1,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	1,239,440
1,000	Castle Oaks Metro Dist CO Ltd Tax	6.000	12/01/25	640,140
1,500	Castle Oaks Metro Dist CO Ltd Tax	6.125	12/01/35	882,540
1,700	Colorado Ed & Cultural Fac Auth Rev Charter Sch Brighton Sch Proj	6.000	11/01/36	1,076,066
570	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.250	06/01/20	628,345

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$980	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300%	07/01/37	$500,721
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	1,729,740
1,410	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	917,699
1,800	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	1,059,588
2,000	Copperleaf Metro Dist No 2 CO	5.950	12/01/36	1,041,720
2,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	1,366,720
2,500	Elk Vly, CO Pub Impt Fee, Ser A	7.300	09/01/22	2,092,275
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	731,320
2,250	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,287,585
510	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (c)	6.750	10/01/14	291,531
1,855	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (c)	7.000	10/01/18	945,939
1,500	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	1,094,205
1,665	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,174,075
1,975	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	1,171,570
500	Neu Towne, CO Metro Dist (e)	7.250/1.800	12/01/34	175,000
3,500	Northwest CO Metro Dist No 3 Ltd Tax	6.125	12/01/25	1,894,340
1,000	Serenity Ridge, CO Metro Dist No 2 (e)	7.500/3.750	12/01/34	480,000
1,491	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750	12/01/22	1,272,166

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,000	Southlands Metro Dist No 1 CO (Prerefunded @ 12/01/14)	7.000%	12/01/24	$1,251,040
3,500	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	1,863,540
1,000	Vista Ridge Metro Dist CO Rfdg Ltd Tax Sub, Ser B	6.625	12/01/40	685,960

				28,844,715

	Connecticut 0.8%
1,500	Connecticut St Dev Auth Indl Afco Cargo Bdlg LLC Proj (AMT)	8.000	04/01/30	1,230,630
2,500	Mashantucket Westn Pequot Tribe Conn Spl Rev Sub, Ser A (f)	5.750	09/01/34	1,526,225
2,190	Mashantucket Westn Pequot Tribe Conn Spl Rev Sub, Ser A (f)	6.500	09/01/31	1,516,509
3,500	Mohegan Tribe Indians CT Pub Impt Priority Dist (f)	5.250	01/01/33	2,074,240
2,000	Mohegan Tribe Indians CT Pub Impt Priority Dist (Acquired 09/27/01, Cost $1,955,120) (a)	6.250	01/01/31	1,376,240

				7,723,844

	Delaware 0.2%
850	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	5.900	01/01/26	564,519
1,000	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	6.000	01/01/35	588,570
1,015	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT)	6.250	06/01/28	707,587

				1,860,676

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia 0.2%
$85	District of Columbia Prerefunded Rfdg, Ser A1 (MBIA Insd) (g)	6.500%	06/01/10	$90,841
1,000	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	664,680
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	235,307
17,500	District of Columbia Tob Settlement Fin Corp, Ser B	*	06/15/46	256,375
67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	301,087

				1,548,290

	Florida 14.2%
2,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	1,151,620
4,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	2,534,445
2,645	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	1,496,938
2,000	Bainebridge Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	1,043,400
2,465	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	1,301,619
1,345	Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt Candler	5.450	05/01/37	763,920
1,360	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	814,191
1,500	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	882,105
1,320	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	926,297
1,000	Bellalago Ed Fac Benefits, Ser A	6.000	05/01/33	671,650
955	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	619,948

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$4,205	Bloomingdale, FL Cmnty Dev Dist Spl Assmt Rev	5.875%	05/01/36	$2,699,904
955	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	635,199
1,725	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 03/23/06, Cost $1,684,601) (a)	5.800	10/01/26	1,085,404
2,350	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 03/23/06, Cost $2,317,265) (a)	5.900	10/01/36	1,379,520
2,500	Bonnet Creek Resort Cmnty Dev	7.500	05/01/34	1,860,125
1,980	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,336,639
765	Caribe Palm Cmnty Dev Dist FL Spl Assmt, Ser A	5.850	05/01/35	497,770
3,000	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	1,778,520
810	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	493,177
715	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr	10.250	07/01/11	717,645
1,670	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr, Ser A	10.250	07/01/11	1,676,179
4,900	Fiddlers Creek Cmnty Dev Dist	6.000	05/01/38	2,933,483
2,475	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT)	6.500	01/01/39	1,531,134
3,545	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT)	6.610	07/01/38	2,466,398

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$6,880	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT)	6.600%	07/01/38	$4,820,541
4,655	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT)	6.610	07/01/38	3,252,076
2,450	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A1	5.250	05/01/39	1,170,953
2,100	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B	5.100	05/01/14	1,053,171
4,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	2,777,000
2,430	Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/35	1,645,523
1,435	Harbour Isles Cmnty Dev Dist of FL	6.125	05/01/35	837,079
1,450	Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk’s Point Cmnty Dev A	5.300	05/01/39	764,280
270	Heritage Harbor Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	212,128
1,950	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	1,011,738
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT)	7.375	07/01/40	2,758,840
4,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	3,297,510
960	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	520,474
1,000	Islands at Doral NE Cmnty Dev	6.250	05/01/34	692,090

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,200	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev Rfdg FL Proton Therapy Inst A (Acquired 08/09/07, 09/10/08, Cost $3,211,920) (a)	6.250%	09/01/27	$2,241,920
1,485	Kendall Breeze West Cmnty Dev Dist FL Spl Assmt	5.875	05/01/34	938,416
1,920	Keys Cove Cmnty Dev Dist FL Assmt Rev	5.875	05/01/35	1,253,933
2,855	Keys Cove Cmnty Dev Dist II FL	5.500	05/01/36	1,634,802
1,000	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser A	5.500	05/01/38	501,160
1,970	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser B	5.250	05/01/13	1,283,888
4,000	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser A	5.500	05/01/38	1,834,840
2,475	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	1,117,512
2,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	1,383,520
1,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	904,830
1,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	824,265
3,290	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A	6.750	09/01/28	2,395,778
1,220	Lexington Cmnty Dev Dist FL	6.125	05/01/34	829,795
2,330	Meadow Woods Cmnty Dev Dist FL, Ser A	6.050	05/01/35	1,298,043

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375%	11/15/28	$531,880
1,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Rfdg Mt Sinai Med Ctr FL (Acquired 09/09/08, Cost $1,497,000) (a)	6.750	11/15/21	1,176,975
2,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Rfdg Mt Sinai Med Ctr FL (Acquired 04/26/04, Cost $2,411,600) (a)	6.750	11/15/29	1,579,950
1,000	Miami Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (b)	5.250	10/01/33	757,950
2,500	Miami Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/24	2,108,438
3,000	Miami Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/25	2,499,090
4,565	Miami Dade Cnty, FL Bldg Better Cmntys Prog, Ser A (AGL Insd) (b)	5.000	07/01/30	4,328,921
4,710	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	3,282,587
1,465	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	915,435
855	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	794,654
835	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	681,627
1,705	Oak Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	1,005,285
500	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	276,395

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375%	11/15/20	$1,098,210
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	1,518,840
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	563,664
4,935	Palm Coast Pk Cmnty Dev Dist FL Spl Assmt Rev	5.700	05/01/37	2,567,434
955	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	487,537
950	Pine Island Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	541,452
3,000	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	2,390,850
1,855	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	902,216
1,950	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	819,000
940	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	711,223
1,600	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	826,096
440	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/17	475,675
2,550	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	1,280,177
1,895	Silver Palms Cmnty Dev Dist	5.900	05/01/34	1,248,237
1,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	651,705
1,300	South Dade Venture Cmnty Dev	6.125	05/01/34	884,208

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,460	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700%	05/01/35	$803,905
1,000	Split Pine Cmnty Dev Dist FL Spl Assmt, Ser A	5.250	05/01/39	467,130
2,000	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	962,380
3,350	Tisons Landing Cmnty Dev Dist FL Spl Assmt, Ser A (c)	5.625	05/01/37	1,172,500
4,160	Tolomato Cmnty Dev Dist FL Spl Assmt	6.650	05/01/40	2,419,789
1,465	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	824,854
2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	1,513,760
3,790	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.250	05/01/37	1,904,513
1,435	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	848,587
1,497	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99, Cost $1,497,000) (a)	6.750	05/01/20	1,291,462
3,150	Village Cmnty Dev Dist No 8, FL Spl Assmt Rev	6.375	05/01/38	2,352,200
1,970	West Vlgs Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	1,057,614
3,000	West Vlgs Impt Dist FL Rev West Vlg Imp Dist	5.500	05/01/38	1,603,080
1,975	Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl	5.650	05/01/37	1,235,303
920	World Comm Cmnty Dev Dist, Ser A1	6.250	05/01/22	496,956

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,650	World Comm Cmnty Dev Dist, Ser A2	6.125%	05/01/35	$752,070

				133,165,149

	Georgia 1.6%
1,515	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	1,717,434
3,140	Atlanta, GA Tax Alloc Princeton Lakes Proj (Acquired 03/10/06, 04/10/07, 04/11/07, Cost $3,182,509) (a)	5.500	01/01/31	1,996,600
2,225	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750	07/01/30	1,619,511
1,000	Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)	5.625	07/01/18	532,450
3,500	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	2,248,680
1,000	Private Colleges & Univ Auth GA Mercer Hsg Corp Proj, Ser A	6.000	06/01/21	803,530
2,930	Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctfs	6.000	10/01/25	1,801,159
2,500	Rockdale Cnty, GA Dev Auth Proj Rev Visy Paper Proj, Ser A (AMT)	6.125	01/01/34	1,564,375
1,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidaway A	6.250	01/01/12	1,139,797
2,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidaway A	6.850	01/01/19	1,831,404

				15,254,940

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii 0.4%
$2,500	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000%	11/15/33	$1,988,100
2,825	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.375	07/01/32	2,128,186

				4,116,286

	Idaho 0.2%
2,290	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $2,290,000) (a)(c)	7.500	11/01/24	784,325
2,505	Idaho Hlth Fac Auth Rev Rfdg Vly Vista Care Corp	6.125	11/15/37	1,535,314

				2,319,639

	Illinois 9.1%
4,600	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj	5.625	01/01/18	3,480,038
4,000	Bolingbrook, IL Sales Tax Rev Bolingbrook (h)	0.000/6.250	01/01/24	2,892,280
2,000	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Forest City Tax Proj (h)	0.000/5.900	03/01/27	1,356,760
1,874	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	2,080,815
910	Bolingbrook, IL Unrefunded Balance Cap Apprec, Ser B (MBIA Insd)	*	01/01/29	252,206
735	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	801,393

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,750	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj	7.460%	02/15/26	$1,348,322
50	Chicago, IL Proj Rfdg, Ser A (MBIA Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	54,416
520	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	514,660
3,439	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 05/02/06, Cost $3,439,000) (a)	5.500	03/01/17	2,072,376
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj	5.850	05/01/26	716,700
2,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj	6.000	05/01/41	1,301,560
811	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (g)	7.375	03/01/11	862,880
1,245	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	1,426,172
1,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A	5.875	11/15/29	1,100,700
1,270	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Proj Prairie Ridge Proj, Ser A	6.000	03/01/46	641,896
2,085	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	1,053,780
2,730	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	1,379,824

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,700	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg	6.550%	11/15/29	$1,799,064
1,360	Huntley, IL Increment Alloc Rev Huntley Redev Proj, Ser A	8.500	12/01/15	1,333,874
4,100	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	2,658,481
8,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A	6.125	05/15/38	4,727,040
4,500	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	2,472,030
1,205	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	1,069,281
11,790	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	7,334,677
1,000	Illinois Fin Auth Rev Friendship Vlg Schaumburg A	5.375	02/15/25	618,910
3,000	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	1,744,410
3,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/26	2,004,480
2,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	1,192,100
1,000	Illinois Fin Auth Rev Montgomery Place Proj	5.500	05/15/26	635,120
2,580	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	1,428,856
600	Illinois Fin Auth Rev Norwegian Amern Hosp Inc	7.625	09/15/28	463,722
900	Illinois Fin Auth Rev Norwegian Amern Hosp Inc	7.750	09/15/38	661,032
2,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.250	08/15/35	1,571,425

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,500	Illinois Fin Auth Rev Three Crowns Pk Plaza, Ser A	5.875%	02/15/38	$837,330
650	Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys, Ser A (Prerefunded @ 7/01/11)	6.000	07/01/21	714,181
250	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	178,927
1,125	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	728,415
400	Illinois Hlth Fac Auth Rev Silver Cross	5.500	08/15/19	372,672
80	Lake, Cook, Kane & McHenry Cntys, IL Cmnty Unit Sch Dist No 22 (FGIC Insd)	5.750	12/01/19	83,867
2,163	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	1,272,341
981	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	632,274
1,180	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	1,305,753
2,973	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	1,723,181
2,231	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,286,818
1,600	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	1,022,896
1,961	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	1,233,430

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,815	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800%	03/01/37	$954,763
1,370	Quad Cities Reg Econ Dev Auth IL Multi-Family Hsg Heritage Woods Moline Slf Proj (AMT)	6.000	12/01/41	849,551
2,095	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	2,622,961
905	Sterling, IL Rev Hoosier Care Proj, Ser A	7.125	06/01/34	639,573
4,000	Upper IL Riv Vy Dev Auth Multi-Family Hsg Rev Living Springs Mchenry Slf Proj (AMT)	6.100	12/01/41	2,519,040
1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	1,057,856
3,135	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	2,075,056
2,500	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	1,778,000
1,405	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj	6.000	01/01/26	886,934
385	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj	6.000	01/01/27	238,069
5,597	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	3,528,461
1,550	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	915,244

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,892	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375%	03/01/34	$1,111,361

				85,620,234

	Indiana 1.5%
1,820	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A	7.125	06/01/34	1,286,212
5,500	Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	3,901,095
3,300	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	2,545,851
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	6.375	11/01/29	1,454,560
1,785	Portage, IN Spl Impt Dist Rev Marina Shores Proj	6.375	03/01/35	1,066,876
265	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj A	5.700	05/15/28	161,658
230	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj A	6.000	05/15/26	149,981
470	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj A, Ser A	6.000	05/15/38	274,593
4,000	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (f)	5.700	09/01/37	2,303,000
2,000	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (f)	5.750	09/01/42	1,134,340
500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (f)	5.800	09/01/47	283,290

				14,561,456

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa 1.6%
$600	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/28	$478,674
1,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	1,117,950
1,650	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	1,211,876
3,635	Des Moines Iowa Multi-family Hsg Rev Rfdg Luther Pk Apts Inc, Ser A (Acquired 04/05/07, Cost $3,635,000) (a)	5.300	12/01/36	2,104,083
2,000	Estherville, IA Hosp Rev Avera Holy Family Proj	6.250	07/01/26	1,919,980
355	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/26	236,668
3,205	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/26	2,136,677
500	Iowa Fin Auth Retirement Cmnty Friendship Haven Proj, Ser A	5.750	11/15/19	380,685
500	Iowa Fin Auth Retirement Cmnty Friendship Haven Proj, Ser A	6.000	11/15/24	354,920
800	Iowa Fin Auth Retirement Cmnty Friendship Haven Proj, Ser A	6.125	11/15/32	492,000
350	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.450	11/01/26	216,955
1,000	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.550	11/01/41	526,820
1,900	Iowa Fin Auth Sr Living Fac Rev Deerfield Ret Cmnty Inc, Ser A	5.250	11/15/37	998,013

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$2,300	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950%	08/01/37	$1,377,309
1,000	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	618,010
2,000	Pottawattamie Cnty Iowa Rev Rfdg Christian Homes Inc, Ser E	5.750	05/15/31	1,214,800

				15,385,420

	Kansas 0.4%
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	696,670
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	583,190
1,500	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,665,930
1,570	Overland Pk, KS Trans Dev Dist Spl Assmt Grass Creek Proj	5.125	09/01/28	981,925

				3,927,715

	Louisiana 1.1%
3,548	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	2,618,672
5,850	Louisiana Pub Fac Auth Hosp Rev Rfdg Lake Charles Mem Hosp (f)	6.375	12/01/34	3,765,119
1,500	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/20	1,104,045
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/28	667,230

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$2,534	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $2,534,303) (a)	5.750%	10/30/18	$2,094,450

				10,249,516

	Maryland 1.9%
3,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	2,146,020
4,700	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	2,597,361
4,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	2,471,440
967	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser B	6.250	07/01/30	610,689
1,140	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	1,310,601
1,500	Maryland St Econ Dev Corp Sr Lien Proj Chesapeake Bay, Ser B	5.250	12/01/31	742,245
5,255	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	3,503,456
1,500	Maryland St Hlth & Higher Edl Fac Auth Rev Washington Christian Academy	5.500	07/01/38	812,190
3,000	Montgomery Cnty, MD Econ Dev Editorial Proj in Ed, Ser A (Acquired 09/28/98, Cost $3,000,000) (a)	6.400	09/01/28	1,760,790
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	701,810

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$1,500	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250%	05/01/34	$958,560

				17,615,162

	Massachusetts 1.7%
1,000	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	1,130,790
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	167,240
500	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	313,750
1,820	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc	6.375	07/01/29	1,259,567
2,815	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	2,050,728
1,000	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,105,440
3,440	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	2,634,834
4,875	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt	5.750	10/01/31	2,734,436
780	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.000	10/01/17	685,058
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	725,940

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$415	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500%	10/01/15	$341,910
2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	1,318,320
1,500	Massachusetts St Indl Fin Agy Rev Swr Fac Res Ctl Composting (AMT) (Acquired 08/10/89, Cost $1,500,000) (a)	9.250	06/01/10	1,514,670

				15,982,683

	Michigan 3.1%
2,500	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	1,774,750
1,700	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	1,285,982
1,800	Dearborn, MI Econ Dev Corp Rev RFdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	1,303,974
2,035	East Lansing MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills B1	5.250	07/01/37	1,088,765
1,000	Gaylord, MI Hosp Fin Auth Ltd Oblig Rev Otsego Mem Hosp Rfdg	6.500	01/01/31	667,480
1,500	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	1,013,880
1,550	Meridian, MI Econ Dev Corp Ltd Oblig Rev Rfdg First Mtg Burcham Hills A1	5.250	07/01/26	956,629
3,375	Michigan St Hosp Fin Auth Rev Henry Ford Hlth Sys Rfdg, Ser A	5.250	11/15/46	2,219,434

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,000	Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg	5.500%	11/15/35	$1,094,760
10,000	Michigan St Hosp Fin Auth Rev Rfdg Henry Ford Hlth Sys A (b)	5.250	11/15/46	6,576,800
1,500	Michigan St Hosp Fin Auth Rev Rfdg Presbyterian Vlg	5.250	11/15/25	918,255
3,060	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (XLCA Insd) (AMT)	5.500	06/01/30	2,455,130
8,500	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	4,969,100
5,120	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd	7.500	04/01/33	2,417,971

				28,742,910

	Minnesota 5.3%
2,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	2,254,460
1,200	Aitkin, MN Hlthcare Fac Rev Rfdg Riverwood Hlthcare Ctr	5.600	02/01/32	707,940
1,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	607,900
1,895	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	2,066,782
2,000	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,191,160

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,700	Carlton, MN Hlthcare & Hsg Fac Rev Rfdg Inter Faith Care Ctr Proj	5.700%	04/01/36	$1,578,852
1,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700	07/01/42	859,695
1,000	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	600,420
4,800	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	3,267,024
560	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	6.000	06/15/12	529,060
1,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	1,098,855
2,000	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,269,640
3,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Rfdg Providence Proj, Ser A	5.750	10/01/37	1,748,910
1,400	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.600	08/01/26	991,620
3,100	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.700	08/01/40	1,975,165
1,000	Minneapolis, MN Tax Increment Rev Ivy Tower Proj	5.700	02/01/29	585,590
900	Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj, Ser A	5.500	08/01/23	602,604

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$3,770	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650%	04/01/41	$2,148,033
875	New Ulm, MN Econ Dev Auth Hsg Fac Rev Rfdg HADC Ridgeway Proj, Ser A (GTY AGMT)	5.750	06/01/28	560,822
2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev Rfdg HADC Ridgeway Proj, Ser A (GTY AGMT)	6.000	06/01/41	1,284,904
850	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.250	07/01/26	557,149
2,340	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.450	07/01/41	1,374,259
2,500	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	1,670,475
1,500	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	957,990
1,100	Pine City, MN Lease Rev Lakes Intl Language Academy, Ser A	6.250	05/01/35	733,799
2,000	Prior Lake, MN Sr Hsg Rev Shepards Path, Ser B	5.700	08/01/36	1,250,440
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,032,384
1,500	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apt Proj (AMT)	7.550	04/01/39	1,183,755
975	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.625	12/01/23	775,807
400	Saint Paul, MN Hsg & Redev Auth Hmong Academy Proj, Ser A	5.750	09/01/26	276,188

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$3,000	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000%	11/15/30	$1,824,240
2,185	Saint Paul, MN Hsg & Redev Auth Lease Rev Hope Cmnty Academy Proj	6.250	12/01/33	1,483,244
2,000	Saint Paul, MN Hsg & Redev Auth Lse Rev Hmong Academy Proj, Ser A	6.000	09/01/36	1,292,960
1,000	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.300	11/01/30	567,090
3,990	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.375	05/01/43	2,116,017
1,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	1,137,010
1,250	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.875	05/01/30	750,250
700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	427,455
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.375	12/01/24	747,360
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	690,180
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,105,495

				49,882,983

	Mississippi 0.3%
615	Mississippi Biss Fin Corp Rev Bldg, Ser 2004 (AMT)	7.250	07/01/34	444,430

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi (continued)
$1,800	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT)	6.250%	04/01/37	$1,156,500
2,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT)	6.800	11/01/37	1,389,900

				2,990,830

	Missouri 3.3%
1,455	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/22	1,079,319
1,500	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/27	1,004,010
4,750	Branson, MO Regl Arpt Transn Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	2,802,642
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	939,600
8,500	Carthage, MO Hosp Rev	6.000	04/01/38	5,040,585
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	826,625
910	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	1,033,805
960	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	1,100,630
1,150	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj	5.000	04/01/17	936,227
1,750	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	1,208,848
1,500	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	964,380

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$956	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT)	7.250%	10/15/38	$714,285
3,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	2,249,190
1,688	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT)	6.450	05/01/40	1,140,531
2,220	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/22	2,553,111
2,750	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	1,992,183
1,270	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	876,706
1,630	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,056,876
4,615	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 01/12/99, Cost $4,526,310) (a)	6.500	12/01/28	3,324,415

				30,843,968

	Montana 0.2%
1,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.000	05/15/25	684,760
2,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.125	05/15/36	1,233,040

				1,917,800

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 0.9%
$2,400	Director St NV Dept Business & Industry Las Vegas Monorail Proj Second Tier	7.375%	01/01/40	$543,552
3,600	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	1,302,912
970	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.000	06/01/19	718,799
5,425	Reno, NV Redev Agy Tax Alloc Sub Lien, Ser C	5.400	06/01/27	3,342,071
1,000	Sparks Nev Loc Impt Dists Ltd Oblig Dist No 3	6.500	09/01/20	796,670
2,000	Sparks Nev Loc Impt Dists Ltd Oblig Dist No 3	6.750	09/01/27	1,471,160

				8,175,164

	New Hampshire 0.3%
1,500	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,115,955
1,690	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	1,155,656
1,500	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	1,036,560

				3,308,171

	New Jersey 2.3%
1,000	Middlesex Cnty, NJ Pollutn Ctl Amerada Rfdg	6.050	09/15/34	832,710
1,200	New Jersey Econ Dev Auth Econ Dev Rev Kullman Assoc Proj, Ser A (AMT)	6.125	06/01/18	924,660
2,500	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A1	6.000	07/01/18	1,988,975

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$2,000	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.700%	10/01/17	$1,608,600
750	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.300	11/01/26	454,230
900	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.375	11/01/36	479,241
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,125,290
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,623,571
710	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.750	01/01/25	479,640
1,230	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	708,025
2,000	New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade Bear (AMT)	7.000	06/01/39	1,460,400
1,500	New Jersey Econ Dev Auth Rev Unrefunded Bal Sr Mtg Arbor, Ser A	6.000	05/15/28	992,730
3,500	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	2,262,540
900	New Jersey Hlthcare Fac Fin Auth Rev Avalon at Hillsborough, Ser A (AMT)	6.375	07/01/25	629,244
575	New Jersey Hlthcare Fac Fin Auth Rev Avalon at Hillsborough, Ser A (AMT)	6.625	07/01/35	379,776
555	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg	7.250	07/01/14	501,459

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$3,390	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625%	07/01/38	$2,404,290
3,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	2,421,030

				21,276,411

	New Mexico 0.7%
3,905	Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Rfdg, Ser B	6.600	12/15/28	2,773,917
1,505	Cabezon Pub Impt Dist NM Spl Leverage Rev	6.000	09/01/24	1,024,754
960	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT)	6.850	12/01/31	715,008
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Rehoboth Proj Rfdg, Ser A	5.250	08/15/26	1,181,280
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	509,610

				6,204,569

	New York 3.6%
1,400	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	943,250
3,245	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	2,810,787
1,530	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	1,684,224

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$7,780	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250%	03/01/15	$6,276,048
10,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A (b)	6.250	03/01/15	8,067,000
5,400	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	3,242,268
2,500	New York St Energy Resh & Dev Reg Ribs (i)	8.016	04/01/20	2,514,475
1,000	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	664,130
1,380	Suffolk Cnty, NY Indl Dev Agy Cont Care Retirement Peconic Landing, Ser A	8.000	10/01/20	1,271,049
4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	2,441,320
1,000	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	760,020
2,315	Utica, NY Indl Dev Agy Civic Utica College Civic Fac	6.750	12/01/21	2,013,865
1,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	1,107,090

				33,795,526

	North Carolina 0.3%
2,145	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	1,290,604

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$2,600	North Carolina Med Care Commn Retirement Fac Rev First Mtg, Ser A 05	5.500%	10/01/35	$1,425,450

				2,716,054

	North Dakota 0.1%
1,820	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	986,021

	Ohio 4.2%
7,200	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.500	09/01/36	4,370,616
5,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	3,543,450
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	595,480
14,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	8,809,500
15,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/47	8,479,500
2,810	Cleveland-Cuyahoga Cnty, OH Spl Assmt/Tax Increment	7.000	12/01/18	2,613,665
2,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	1,208,900
1,000	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	650,150
1,760	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	1,293,917

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$5,955	Franklin Cnty, OH Hlthcare Fac Rev Impt Lutheran Sr City Proj Rfdg	6.125%	12/15/28	$3,811,081
1,500	Lucas Cnty, OH Hlthcare & Impt Sunset Retirement Rfdg	6.500	08/15/20	1,397,460
4,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood	6.200	12/01/31	2,720,963

				39,494,682

	Oklahoma 1.1%
1,000	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	917,530
225	Langston, OK Econ Dev Langston Cmnty Dev Corp Proj, Ser A (g)	7.000	08/01/10	236,439
2,000	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg	6.000	04/01/18	1,603,000
750	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	5.700	04/01/25	494,970
1,250	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	5.875	04/01/30	764,625
1,000	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	7.000	04/01/25	775,440
5,500	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	3,129,005
500	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.125	11/15/25	340,015
1,065	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/12	1,104,011

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$1,000	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750%	08/15/15	$1,036,630

				10,401,665

	Oregon 0.8%
2,145	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.875	08/01/28	1,551,500
2,400	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 12/27/05, Cost $2,344,512) (a)	6.500	12/01/29	1,653,984
4,788	Oregon St Hlth Hsg Ed & Cultural Fac Auth Saint Anthony Vlg Hsg, Ser A (AMT)	7.250	06/01/28	3,977,168
890	Oregon St Hlth Hsg Ed Auth OR Baptist Retirement Homes, Ser A	8.000	11/15/26	756,927

				7,939,579

	Pennsylvania 5.6%
15,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	7,405,125
1,500	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,054,140
1,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg One Douglassville Proj A (AMT)	6.125	11/01/34	986,250
1,250	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	773,112
1,500	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac, Ser A	6.125	01/01/25	1,025,850

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200%	05/01/19	$784,330
1,800	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	1,210,734
1,500	Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp, Ser A	6.750	07/01/31	1,192,965
3,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,954,530
1,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	619,990
1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,114,350
465	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser A	5.400	09/01/16	394,153
3,050	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	1,981,951
2,200	Indiana Cnty, PA Indl Dev Auth PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	1,568,798
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Anne’s Home	6.625	04/01/28	726,180
1,200	Lehigh Cnty, PA Gen Purp Auth First Mtg Bible Fellowship Church	7.625	11/01/21	1,040,472

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,755	Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd Grp, Ser A	5.500%	11/01/24	$2,419,221
3,585	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp	6.200	11/01/14	3,136,086
5,500	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000	11/01/23	3,004,870
1,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	767,780
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Rfdg & Impt Montgomery	6.875	04/01/36	2,905,685
1,085	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsch Cont Care Proj	6.000	02/01/21	760,390
4,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250	02/01/35	2,699,010
1,315	Northeastern, PA Hosp & Ed Auth Hlthcare Rev	7.125	10/01/29	985,014
1,635	Northeastern, PA Hosp & Ed Auth Hlthcare Rev Oakwood Ter Proj (f)	6.500	10/01/32	1,090,627
3,750	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT) (j)	6.750	12/01/36	2,416,762
1,500	Pennsylvania Econ Dev Fin Auth Reliant Energy, Ser A (AMT) (j)	6.750	12/01/36	966,705
3,000	Pennsylvania Econ Dev Fin Auth Reliant Energy Seward, Ser A (AMT) (j)	6.750	12/01/36	1,933,410
980	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	731,315

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,150	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750%	12/01/17	$1,791,488
1,195	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	6.125	01/01/13	1,065,665
1,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	1,670,430

				52,177,388

	Rhode Island 0.4%
1,825	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	1,453,813
2,915	Tobacco Settlement Fin Corp RI Asset Bkd, Ser A	6.000	06/01/23	2,378,203

				3,832,016

	South Carolina 1.0%
2,465	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 05/19/06, Cost $2,465,000) (a)	5.750	12/01/37	1,381,041
1,675	Lancaster Cnty, SC Assmt Rev Sun City Carolina Lakes Impt	5.450	12/01/37	893,763
1,000	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.250	11/01/26	588,440
1,250	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.300	11/01/35	658,075
3,000	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Impt & Rfdg	5.375	11/15/30	1,717,410

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$2,250	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300%	10/01/36	$1,191,330
800	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	527,920
2,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	1,183,200
1,000	South Carolina Jobs Econ Dev Episcopal Home Still Proj, Ser A	6.000	05/15/17	805,550

				8,946,729

	South Dakota 0.2%
1,010	Keystone, SD Econ Dev Rev Wtr Quality Mgmt Corp A (Mun Govt Gtd.) (AMT)	6.000	12/15/18	760,429
1,750	Sioux Falls, SD Hlth Fac Rev Rfdg Dow Rummel Vlg Proj	5.000	11/15/33	884,258

				1,644,687

	Tennessee 1.9%
1,675	Blount Cnty, TN Hlth & Ed Fac Brd Rev Rfdg Asbury Inc., Ser A	5.125	04/01/23	1,085,015
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	1,128,460
1,000	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	641,830

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$2,230	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev Hilldale Apts Proj (AMT)	6.700%	11/01/37	$1,540,752
1,750	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	1,360,152
2,500	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	1,768,850
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	655,970
2,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.750	09/01/37	1,179,280
800	Shelby Cnty, TN Hlth Ed Hsg Vlg at Germantown	6.250	12/01/34	495,368
3,600	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.250	09/01/36	2,089,008
4,460	Sullivan Cnty, TN Hlth Ed & Hsg First Mtg Fac Brd Rev Inc Proj	8.410	11/01/19	4,217,733
2,390	Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj, Ser A (Acquired 06/08/89, Cost $2,390,000) (a)	10.000	11/01/19	1,887,837
1,160	Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj, Ser B (Acquired 06/08/89, Cost $1,160,000) (a)(c)	10.000	11/01/20	11

				18,050,266

	Texas 4.7%
3,000	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	2,164,710

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500%	11/01/29	$1,269,900
1,000	Atlanta, TX Hosp Auth Fac Rev	6.700	08/01/19	855,400
2,035	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,473,116
985	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A	6.750	04/01/27	629,100
950	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT)	7.000	01/01/39	688,075
1,825	Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg (Acquired 08/28/89, Cost $660,829) (a)	*	08/01/11	1,532,215
3,445	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	2,807,089
2,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	1,899,475
3,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	2,530,360
1,500	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev (e)	7.500/3.750	07/01/17	1,213,170
3,000	Grand Prairie, TX Hsg Fin Corp Indpt Sr Living Ctr Rev (e)	7.750/2.580	01/01/34	2,008,560
40	Lower Colorado Riv Auth TX Rev Rfdg, Ser A (FSA Insd) (Prerefunded @ 5/15/09)	5.875	05/14/14	41,184
5	Lower Colorado Riv Auth TX Rev Rfdg, Ser A (FSA Insd) (Prerefunded @ 5/15/09)	5.875	05/15/15	5,148

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$15	Lower Colorado Riv Auth TX Rev Rfdg, Ser A (FSA Insd) (Prerefunded @ 5/15/09)	5.875%	05/15/15	$15,444
1,000	Lubbock, TX Hlth Fac Dev Corp Rev Dev Rfdg First Mtg Carillon Proj A	6.500	07/01/26	705,540
5,000	Lubbock, TX Hlth Fac Dev Corp Rev Dev Rfdg First Mtg Carillon Proj A	6.625	07/01/36	3,309,500
2,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,495,000
2,195	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	1,557,682
2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	1,857,125
1,500	Midlothian, TX Dev Auth Tax Increment Contract Rev (Acquired 12/02/04, Cost $1,150,000) (a)	6.200	11/15/29	1,108,005
2,000	Midlothian, TX Dev Auth Tax Increment Contract Rev (Prerefunded @ 5/15/11)	7.875	11/15/26	2,311,080
1,000	Richardson, TX Hosp Auth Rev Baylor & Richardson Impt Rfdg	5.625	12/01/28	688,820
2,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Northwest Sr Hsg Edgemere Proj, Ser A	6.000	11/15/36	1,434,800

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$750	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (GNMA Collateralized) (AMT)	6.900%	07/02/24	$724,912
1,675	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,654,197) (a)	7.000	12/01/34	1,194,342
1,500	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	1,711,320
2,950	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	2,292,829
1,000	Travis Cnty, TX Hlth Fac Dev Corp Retirement Fac Rev Querencia Barton Creek Proj	5.500	11/15/25	601,070
2,950	Travis Cnty, TX Hlth Fac Dev Corp Retirement Fac Rev Querencia Barton Creek Proj	5.650	11/15/35	1,617,662
880	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	605,317
2,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj	7.500	12/01/29	1,984,900

				44,332,850

	Utah 0.3%
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c)	7.800	09/01/15	278,750
585	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c)	7.800	09/01/25	163,069
1,165	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c)	8.000	09/01/20	324,744
2,275	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A	6.875	07/01/27	1,609,972

				2,376,535

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont 0.3%
$2,750	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375%	05/01/36	$1,468,390
1,000	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	716,710
215	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	215,776

				2,400,876

	Virginia 1.7%
4,000	Albemarle Cnty, VA Indl Dev Auth Ed Fac Rev Covenant Sch Inc, Ser A	7.750	07/15/32	3,398,240
5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	3,060,550
2,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	1,345,875
2,500	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	1,395,950
1,000	New Port Cmnty Dev Auth VA Spl Assmt	5.500	09/01/26	547,360
2,500	New Port Cmnty Dev Auth VA Spl Assmt	5.600	09/01/36	1,230,625
4,000	Peninsula Ports Auth VA Rfdg Residential Care Fac Rev VA Baptist Homes, Ser C	5.400	12/01/33	2,285,400
1,500	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	943,395
1,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	748,325
4,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A	6.300	07/01/35	862,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,700	Virginia Small Business Fin Auth Rev Indl Dev SIL Clean Wtr Proj (AMT) (c)	7.250%	11/01/24	$54,400

				15,872,120

	Washington 2.0%
2,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	1,407,440
1,000	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.250	12/01/15	926,440
3,900	Port Seattle, WA Spl Fac Rev Northwest Airlines Proj (AMT)	7.250	04/01/30	2,200,731
8,830	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	6,052,700
7,225	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpts Wesley Homes, Ser A (Acquired 05/07/08, Cost $7,225,000) (a)	6.200	01/01/36	5,186,466
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	629,670
4,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	2,169,920

				18,573,367

	West Virginia 0.8%
2,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	1,516,523
8,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Health Sys	6.500	10/01/38	5,239,120

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000%	10/01/20	$1,170,630

				7,926,273

	Wisconsin 1.0%
800	Baldwin, WI Hosp Rev Mtg, Ser A	6.125	12/01/18	634,824
1,000	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	685,130
1,685	Milwaukee, WI Rev Sr Air Cargo (AMT)	6.500	01/01/25	1,261,155
1,000	Waukesha, WI Redev Auth Hsg Rfdg Sr Kirkland Crossings Proj	5.500	07/01/31	582,900
1,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	822,330
750	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.000	12/01/24	520,463
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	908,910
1,000	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	1,164,670
2,000	Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc Proj	6.100	05/01/34	1,525,760
1,500	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.125	04/01/24	1,074,945

				9,181,087

	Wyoming 0.3%
3,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,779,720

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming (continued)
$1,500	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750%	12/01/27	$1,097,775

				2,877,495

	Puerto Rico 0.0%
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	84,286

	U.S. Virgin Islands 0.1%
1,000	Virgin Islands Pub Fin Auth Refinery Fac Rev Sr Sec Hovensa Refinery (AMT)	5.875	07/01/22	676,430

Total Long-Term Investments 98.8%
(Cost $1,367,671,145)				927,678,840

Total Short-Term Investments 2.7%
(Cost $25,705,000)				25,705,000

Total Investments 101.5%
(Cost $1,393,376,145)				953,383,840

Liability for Floating Rate Note Obligations Related to Securities Held (3.4%)
(Cost ($32,355,000))
(32,355)	Notes with interest rates ranging from 1.20% to 1.63% at December 31, 2008 and contractual maturities of collateral ranging from 2015 to 2046 (d)			$(32,355,000)

Total Net Investments 98.1%
(Cost $1,361,021,145)				921,028,840

Other Assets in Excess of Liabilities 1.9%				17,942,588

Net Assets 100.0%				$938,971,428

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.5% of net assets.

(b)	Underlying security related to Inverse Floaters entered into by the Fund.

(c)	Non-income producing security.

(d)	Floating rate notes. The interest rates shown reflect the rates in the effect at December 31, 2008.

(e)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Escrowed to Maturity

(h)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(i)	Inverse Floating Rate

(j)	Variable Rate Coupon
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
Comwth — Commonwealth of Puerto Rico
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
GTY AGMT — Guarantee Agreement
MBIA — Municipal Bond Investors Assurance Corp.
Mun Govt Gtd — Municipal Government Garunteed
XLCA — XL Capital Assurance Inc.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments
in
Securities
Valuation Inputs
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	953,383,840
Level 3 — Significant Unobservable Inputs	-0-

Total	$953,383,840

SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contracting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax Free Trust

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	February 19, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	February 19, 2009